As Filed with the Securities and Exchange Commission on April 29, 2003
                                                   Registration Nos. 333 - 25663
                                                                     811 - 08178
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933


                         [ ] Pre-Effective Amendment No.
                       [x] Post Effective Amendment No. 8


         Registration Statement Under the Investment Company Act of 1940


                               [x] Amendment No. 9


                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

 2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, Including Area Code            (405) 523-2000

Stephen P. Garrett                                     Copies to:
Senior Vice President
Law and Government Affairs                     Jennifer Wheeler, Esq.
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103

Approximate Date of                  As soon as practicable after
Proposed Public Offering:            effectiveness of the Registration Statement


It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [x] on May 1, 2003 pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
        [ ] on (date) pursuant to paragraph (a) (1) of Rule 485


If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered:   Individual variable annuity contracts

--------------------------------------------------------------------------------

                                         AFAdvantage Variable Annuity(R)
                                                        from

                                         American Fidelity
                                         Assurance Company
                                         A member of the American Fidelity Group

                                         (LOGO)

                                                     May 1, 2003

                        AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2003

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 19 investment options in the annuity - the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:


American Fidelity Dual Strategy Fund, Inc.(R)           Dreyfus Investment Portfolios
American Century(R) Variable Portfolios                         Technology Growth Portfolio
      VP Balanced Fund                                  Federated Insurance Series
      VP Capital Appreciation Fund                              Federated Fund For U.S. Government
      VP Income & Growth Fund                                   Federated Capital Appreciation Fund II
      VP Ultra(R) Fund                                  Merrill Lynch Variable Series Funds, Inc.
      VP International Fund                                     Basic Value V. I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.              Small Cap Value V. I. Fund
Dreyfus Stock Index Fund, Inc.                          Neuberger Berman Advisers Management Trust
Dreyfus Variable Investment Fund                                AMT Balanced Portfolio
      Growth and Income Portfolio                               AMT Growth Portfolio
      Small Company Stock Portfolio
      International Value Portfolio


     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2003 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional  Information  is  incorporated  by reference in
this  prospectus.   The  table  of  contents  of  the  Statement  of  Additional
Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 18 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 18 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, HR. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

     You, Your: Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                         Page


Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information...........................................10
The AFAdvantage Variable Annuity(R).......................................12
How to Purchase an AFAdvantage Variable Annuity(R) Policy.................13
Receiving Payments from the Annuity.......................................15
Investment Options........................................................18
Expenses..................................................................21
Withdrawals...............................................................23
Loans.....................................................................24
Death Benefit.............................................................25
Performance...............................................................27
Taxes.....................................................................28
Other Information.........................................................31
Table of Contents of the Statement of Additional Information..............32



                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59-1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:


   American Fidelity Dual Strategy Fund, Inc.(R)
   American Century Variable Portfolios - VP Balanced Fund
   American Century Variable Portfolios - VP Capital Appreciation Fund
   American Century Variable Portfolios - VP Income & Growth Fund
   American Century Variable Portfolios - VP Ultra Fund
   American Century Variable Portfolios - VP International Fund
   The Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Stock Index Fund, Inc.
   Dreyfus Variable Investment Fund - Growth and Income Portfolio
   Dreyfus Variable Investment Fund - Small Company Stock Portfolio
   Dreyfus Variable Investment Fund - International Value Portfolio
   Dreyfus Investment Portfolios - Technology Growth Portfolio
   Federated Insurance Series - Federated Fund For U.S. Government Securities II Federated Insurance Series - Federated Capital Appreciation Fund II
   Merrill Lynch Variable Series Funds, Inc. - Basic Value V. I. Fund
   Merrill Lynch Variable Series Funds, Inc. - Small Cap Value V. I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio
   Neuberger Berman Advisers Management Trust - AMT Growth Portfolio


     At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 15 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes.  The earnings you accumulate as a result of your  investments  under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59-1/2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 18 through 20.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

                     American Fidelity Assurance Company
                     Annuity Services Department
                     P.O. Box 25520
                     Oklahoma City, Oklahoma  73125-0520
                     Telephone: (800) 662-1106
                     E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy, surrender the policy or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

                    Policy                               Withdrawal
                     Year                                  Charge
                     ----                                  ------

                    1....................................... 8%
                    2....................................... 7%
                    3....................................... 6%
                    4....................................... 5%
                    5....................................... 4%
                    6....................................... 3%
                    7....................................... 2%
                    8....................................... 1%
                    9+...................................... 0%


Transfer Fee        There is no  charge for the first 12  transfers  in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee            2%(1)


     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.


Annual Expenses(2)                                          Current      Maximum
                                                              Fee          Fee
                                                              ---          ---
Policy Maintenance Fee (per policy per year) ...............   $30         $36



Separate Account Annual Expenses                            Current      Maximum
(as a percentage of average account value)                    Fee          Fee
                                                              ---          ---
Mortality and Expense Risk Charge........................... 1.25%        1.25%
Account Fees and Expenses
   Administrative Charge.................................... 0.15%        0.25%
   Distribution Expense Charge.............................. 0.10%        0.25%
Total Separate Account Annual Expenses...................... 1.50%        1.75%


-------------------

(1) We charge an interest rate of 5%, but 3% is credited to the participant's account.
(2) We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will there ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.


     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.


Total Annual  Portfolio  Operating  Expenses           MINIMUM       MAXIMUM
(expenses that are deducted from portfolio assets,
including management fees, 12b-1 fees
and other expenses)                                     0.50%         4.37%







ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc.(R)
        Management Fees                                 0.50%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    0.50%

American Century(R) Variable Portfolios(1)
   VP Balanced Fund(2)
        Management Fees                                 0.90%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    0.90%

   VP Capital Appreciation Fund(2)
        Management Fees                                 1.00%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    1.00%

   VP Income & Growth Fund
        Management Fees                                 0.70%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    0.70%

   VP Ultra(R) Fund(2)
        Management Fees                                 1.00%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    1.00%

   VP International Fund(2)
        Management Fees                                 1.30%
        Other Expenses                                  0.00%
           Total Annual Portfolio Operating Expenses    1.30%

The Dreyfus Socially Responsible Growth Fund, Inc.(3)
        Management Fees                                 0.75%
        Other Expenses                                  0.05%
           Total Annual Portfolio Operating Expenses    0.80%

Dreyfus Stock Index Fund, Inc.(3)
        Management Fees                                 0.25%
        Other Expenses                                  0.02%
           Total Annual Portfolio Operating Expenses    0.27%

Dreyfus Variable Investment Fund(3)
   Growth and Income Portfolio
        Management Fees                                 0.75%
        Other Expenses                                  0.05%
           Total Annual Portfolio Operating Expenses    0.80%

   Small Company Stock Portfolio
        Management Fees                                 0.75%
        Other Expenses                                  0.23%
           Total Annual Portfolio Operating Expenses    0.98%

   International Value Portfolio(4)
        Management Fees                                 1.00%
        Other Expenses                                  0.47%
           Total Annual Portfolio Operating Expenses    1.47%
        Fee Waiver and/or Expense Reimbursement        (0.07)%
           Net Operating Expense                        1.40%

Dreyfus Investment Portfolios(3)
   Technology Growth Portfolio
        Management Fees                                 0.75%
        Other Expenses                                  0.14%
           Total Annual portfolio Operating Expenses    0.89%

Federated Insurance Series
   Federated Fund for U.S. Government Securities II(5a-b)
        Management Fees                                 0.60%
        Other Expenses                                  0.12%
        Shareholder Service Fee                         0.25%
           Total Annual Portfolio Operating Expenses    0.97%

   Federated Capital Appreciation Fund II(6a-e)
        Management Fees                                 0.85%
        Other Expenses                                  3.02%
        Shareholder Service Fee                         0.25%
        Distribution (12b-1) Fee                        0.25%
           Total Annual Portfolio Operating Expenses    4.37%

Merrill Lynch Variable Series Funds, Inc.(7)
   Basic Value V.I. Fund
        Management Fees                                 0.60%
        Other Expenses                                  0.07%
           Total Annual Portfolio Operating Expenses    0.67%

   Small Cap Value V.I. Fund
        Management Fees                                 0.75%
        Other Expenses                                  0.09%
           Total Annual Portfolio Operating Expenses    0.84%

Neuberger Berman Advisers Management Trust(8)
   AMT Balanced Portfolio
        Management Fees                                 0.85%
        Other Expenses                                  0.27%
           Total Annual Portfolio Operating Expenses    1.12%

   AMT Growth Portfolio
        Management Fees                                 0.85%
        Other Expenses                                  0.11%
           Total Ann8ual Portfolio Operating Expenses   0.96%




----------------------

(1)  American Century(R) Variable Portfolios - Class I Shares.
(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.
(3) Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.
(4) Dreyfus International Value Portfolio: The expenses shown above reflect the portfolio advisor's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2002. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.47% and 1.47% respectively. The advisor has undertaken, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.40%.
(5)  Federated Fund for U.S. Government Securities II.
     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
          o    Total Waiver of Fund Expenses . . . . . . . . . . . . . . . 0.25%
          o    Total Actual Annual Fund Operating Expenses
               (after waiver) . . . . . . . . . . . . . . . . . . . . . . .0.72%
     (b) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
(6)  Federated Capital Appreciation Fund II - Primary Shares.
     (a) Although not contractually obligated to do so, the advisor, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
          o    Total Waiver and Reimbursements of Fund Expenses. . . . . . 3.47%
          o    Total Actual Annual Fund  Operating  Expenses
               (after waivers and reimbursements) . . . . . . . . . . . . .0.90%
     (b) The adviser voluntarily waived its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended December 31, 2002.
     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2002. The Fund's Primary Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2003.
     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
     (e) The adviser voluntarily reimbursed certain expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.90% for the fiscal year ended December 31, 2002.
(7)  Merrill Lynch Variable Series Funds, Inc. - Class A Shares.
(8)  Neuberger Berman AMT Portfolios - Class I Shares.



Examples



     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

                                                                                  Time Periods
                                                                                  ------------
                                                                  1 Year     3 Years       5 Years        10 Years
                                                                  ------     -------       -------        --------
American Fidelity Dual Strategy Fund, Inc(R)...................(a) 1,032.90   1,300.13      1,630.34       2,587.90
                                                               (b)   232.90     714.80      1,219.25       2,587.90
American Century(R) Variable Portfolios
VP Balanced Fund...............................................(a) 1,072.99   1,413.54      1,822.93       2,988.46
                                                               (b)   272.99     835.22      1,420.02       2,988.46
VP Capital Appreciation Fund...................................(a) 1,082.99   1,441.68      1,870.45       3,085.89
                                                               (b)   282.99     865.09      1,469.56       3,085.89
VP Income & Growth Fund....................................... (a) 1,052.97   1,357.01      1,727.14       2,790.38
                                                               (b)   252.97     775.20      1,320.16       2,790.38
VP Ultra(R) Fund...............................................(a) 1,082.99   1,441.68      1,870.45       3,085.89
                                                               (b)   282.99     865.09      1,469.56       3,085.89
VP International Fund..........................................(a) 1,112.92   1,525.57      2,011.52       3,371.81
                                                               (b)   312.92     954.16      1,616.64       3,371.81
The Dreyfus Socially Responsible Growth Fund, Inc..............(a) 1,062.98   1,385.32      1,775.16       2,889.97
                                                               (b)   262.98     805.25      1,370.22       2,889.97
Dreyfus Stock Index Fund, Inc..................................(a) 1,009.77   1,234.29      1,517.76       2,349.50
                                                               (b)   209.77     644.89      1,101.89       2,349.50
Dreyfus Variable Investment Fund
Growth and Income Portfolio....................................(a) 1,062.98   1,385.32      1,775.16       2,889.97
                                                               (b)   262.98     805.25      1,370.22       2,889.97
Small Company Stock Portfolio..................................(a) 1,080.99   1,436.06      1,860.96       3,066.49
                                                               (b)   280.99     859.12      1,459.67       3,066.49
International Value Portfolio..................................(a) 1,129.84   1,572.76      2,090.49       3,529.69
                                                               (b)   329.84   1,004.27      1,698.97       3,529.69
Dreyfus Investment Portfolios
Technology Growth Portfolio....................................(a) 1,071.99   1,410.73      1,818.16       2,978.66
                                                               (b)   271.99     832.23      1,415.05       2,978.66
Federated Insurance Series
Federated Fund For U.S. Government Securities II...............(a) 1,079.99   1,433.25      1,856.22       3,056.77
                                                               (b)   279.99     856.14      1,454.73       3,056.77
Federated Capital Appreciation Fund II ........................(a) 1,406.22   2,340.84      3,334.50       5,811.65
                                                               (b)   614.11   1,819.85      2,996.13       5,811.65
Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund.........................................(a) 1,049.96   1,348.50      1,712.68       2,760.29
                                                               (b)   249.96     766.16      1,305.09       2,760.29
Small Cap Value V. I. Fund ....................................(a) 1,066.99   1,396.62      1,794.29       2,929.50
                                                               (b)   266.99     817.25      1,390.17       2,929.50
Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio.........................................(a) 1,094.97   1,475.33      1,927.14       3,201.39
                                                               (b)   294.97     900.82      1,528.67       3,201.39
AMT Growth Portfolio...........................................(a) 1,078.99   1,430.44      1,851.47       3,047.05
                                                               (b)   278.99     853.15      1,449.78       3,047.05


     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2002. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year to 2002, or each year since the sub-account began operations. Separate Account B began operating in January 1998. An explanation of how we calculate the value of an accumulation unit is located on page 11.

                                                                   Sub-account                              Number of
                                                                   Unit Value          Sub-account         Sub-account
                                                                       at             Unit Value at         Units at
                                                                    January 1,          December 31,       December 31,
                                                                    ----------        --------------      -------------
AMERICAN CENTURY VARIABLE
VP Balanced Fund(1)
         2001...............................................           $10.000            $ 9.651            36,514
         2002...............................................           $ 9.651            $ 8.599            81,687
VP Capital Appreciation Fund (1)
         2001...............................................           $10.000            $ 8.226            10,356
         2002...............................................           $ 8.226            $ 6.385            25,397
VP Income & Growth Fund (1)
         2001...............................................           $10.000            $ 9.140            14,457
         2002...............................................           $ 9.140            $ 7.260            27,264
VP International Fund (1)
         2001...............................................           $10.000            $ 8.439             5,151
         2002...............................................           $ 8.439            $ 6.619            13,646
VP Ultra Fund (1)
         2001...............................................           $10.000            $ 8.992            21,801
         2002...............................................           $ 8.992            $ 6.847            55,288
American Fidelity Dual Strategy(2)
         1999...............................................           $10.000            $10.827           117,520
         2000...............................................           $10.827            $10.705           395,899
         2001...............................................           $10.705            $ 9.351           694,276
         2002...............................................           $ 9.351            $ 6.904         1,037,323
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
         1998...............................................           $10.000            $13.216            45,112
         1999...............................................           $13.216            $16.935           138,362
         2000...............................................           $16.935            $14.842           394,034
         2001...............................................           $14.842            $11.320           766,867
         2002...............................................           $11.320            $ 7.924         1,135,310
DREYFUS STOCK INDEX
         1998...............................................           $10.000            $12.881           132,663
         1999...............................................           $12.881            $15.303           426,172
         2000...............................................           $15.303            $13.676           835,502
         2001...............................................           $13.676            $11.831         1,239,428
         2002...............................................           $11.831            $ 9.049         1,696,711
DREYFUS TECHNOLOGY GROWTH(1)
         2001...............................................           $10.000            $ 8.133            11,448
         2002...............................................           $ 8.133            $ 4.854            35,608
DREYFUS VARIABLE INVESTMENT
Growth and Income
         1998...............................................           $10.000            $11.423            55,399
         1999...............................................           $11.423            $13.153           140,249
         2000...............................................           $13.153            $12.467           250,767
         2001...............................................           $12.467            $11.564           373,878
         2002...............................................           $11.564            $ 8.506           503,816
Small Company Stock
         1998...............................................           $10.000            $ 9.733            38,646
         1999...............................................           $ 9.733            $10.605            78,432
         2000...............................................           $10.605            $11.338           118,262
         2001...............................................           $11.338            $10.998           165,204
         2002...............................................           $10.998            $ 8.698           203,864
International Value(2)
         1999...............................................           $10.000            $11.925             6,860
         2000...............................................           $11.925            $11.314            26,819
         2001...............................................           $11.314            $ 9.672            56,210
         2002...............................................           $ 9.672            $ 8.363            79,758
FEDERATED INSURANCE SERIES
Federated U.S. Govt Sec II(1)
         2001...............................................           $10.000            $10.291            38,323
         2002...............................................           $10.291            $11.055            88,566
Federated Capital Appreciation Fund II(1)
         2001...............................................           $10.000            $ 8.281             2,490
         2002...............................................           $ 8.281            $ 6.285             8,273
MERRILL LYNCH VARIABLE SERIES
Merrill Lynch Basic Value Focus(2)
         1999...............................................           $10.000            $ 9.973             4,710
         2000...............................................           $ 9.973            $11.067            17,180
         2001...............................................           $11.067            $11.366            66,644
         2002...............................................           $11.366            $ 9.207           153,166
Merrill Lynch Small Cap Value Focus
         1998...............................................           $10.000            $ 9.379             8,913
         1999...............................................           $ 9.379            $12.368            23,027
         2000...............................................           $12.368            $13.981            49,990
         2001...............................................           $13.981            $17.888           119,801
         2002...............................................           $17.888            $13.435           214,238
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced(1)
         2001...............................................           $10.000            $ 9.482            36,090
         2002...............................................           $ 9.482            $ 7.739            41,807
AMT Growth(1)
         2001...............................................           $10.000            $ 8.342             6,289
         2002...............................................           $ 8.342            $ 5.657            18,478

------------------------------

(1)  This sub-account began operations on May 1, 2001.
(2)  This sub-account began operations on May 1, 1999.

                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you, the policy owner, name to receive the benefit of your policy upon the death of the annuitant. Annuity payments may be based on your life, as the owner of the policy, or on the life of another natural person. The person upon whose life the annuity payments are based is called the annuitant, even if you, the policy owner, are that person. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     Every business day, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o    subtracting   from  that  amount  any   mortality  and  expense  risk,
          administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     We calculate the value of an accumulation unit for each sub-account after the New York Stock Exchange closes on each day the market is open and then credit your policy accordingly. The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for the Dreyfus Stock Index Fund sub-account.


                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date


     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

     The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

     The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant's birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70-1/2, whichever comes later (or age 70-1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals
- Tax-Deferred Annuities and 401(k) Plans" on page 27 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.


Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1           Lifetime Only         We  will make  monthly payments during
                   Annuity               the life  of the  annuitant.   If this
                                         option is elected,  payments will stop
                                         when the annuitant dies.

OPTION 2           Lifetime Annuity      We will make monthly  payments for the
                   with Guaranteed       guaranteed period  selected during the
                   Periods               life  of  the  annuitant.    When  the
                                         annuitant dies,  any amounts remaining
                                         under the  guaranteed  period selected
                                         will be distributed to the beneficiary
                                         at least as rapidly as they were being
                                         paid as of the date of the annuitant's
                                         death. The guaranteed period may be 10
                                         years or 20 years


OPTION 3           Joint and             We will make monthly  payments  during
                   Survivor Annuity      the  joint  lifetime  of  two  people,
                                         usually husband and wife,  whose lives
                                         are  the   subject   of  the   policy.
                                         Generally,  when an annuity  option is
                                         based on two lives instead of one, the
                                         amount of the monthly  annuity  income
                                         is less  during the joint  lifetime of
                                         the   annuitants   than  it  would  be
                                         otherwise.   Payments   will  continue
                                         during the lifetime of the survivor of
                                         those two people and will be  computed
                                         on the  basis of 100%,  66 2/3% or 50%
                                         of  the  annuity   payment  in  effect
                                         originally. If the annuitants choose a
                                         reduced   payment  to  the   surviving
                                         annuitant, fixed annuity payments will
                                         be  equal  to  66-2/3%   or  50%,   as
                                         applicable,   of  the  fixed   annuity
                                         payment  during the period  while both
                                         annuitants  were still  living;  while
                                         variable   annuity  payments  will  be
                                         determined  using  66-2/3% or 50%,  as
                                         applicable,  of the  number of annuity
                                         units  credited to the  participant as
                                         of the date of the  death of the first
                                         annuitant.


OPTION 4          Period Certain         We will  make monthly  payments  for a
                                         specified period. The specified period
                                         must be at least five years and cannot
                                         be more than 30 years.  This option is
                                         available as a fixed annuity only.

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o    the   performance  of  the  portfolios   that   correspond   with  the
          sub-accounts you selected.

     You can choose either a 3%, 4% or 5% assumed investment rate. If you do not choose an assumed investment rate, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

                                                                 TYPE OF                           INVESTMENT ADVISOR/
                       NAME                                 PORTFOLIO COMPANY                          SUB-ADVISOR
                       ----                                 -----------------                          -----------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management, LLC
                                                                                      and Todd Investment Advisers, Inc.


American Century(R) Variable Portfolios              Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R) policy:                                   one or more portfolios
   o     VP Balanced Fund                            available under the              Sub-Advisor:  None
   o     VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
   o     VP Income & Growth Fund
   o     VP Ultra(R) Fund
   o     VP International Fund
(Call 800-345-6488 to request portfolio prospectus)


The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
Growth Fund, Inc.                                    management investment company
(Call 800-554-4611 to request portfolio prospectus)                                   Sub-Advisor:  NCM Capital Management Group,
                                                                                      Inc.


Dreyfus Stock Index Fund, Inc.                       Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)


Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                     one or more portfolios           Sub-Advisor:  None
   o     Growth and Income Portfolio                 available under the
   o     Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
   o     International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)

Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
   o     Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)

Federated Insurance Series                           Open-end, management             Advisor:  Federated Investment Management
   o     Federated Fund For U.S. Government          investment company offering      Company
         Securities II                               one or more portfolios
   o     Federated Capital Appreciation Fund II      available under the              Sub-Advisor:  None
(Call 800-341-7400 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)

Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
   o     Basic Value V. I. Fund                      available under the              Sub-Advisor:  None
   o     Small Cap Value V. I. Fund                  AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)

Neuberger Berman Advisers Management Trust           Open-end diversified             Advisor:  Neuberger Berman Management, Inc.
   o     AMT Balanced Portfolio                      management investment company
   o     AMT Growth Portfolio                        offering one or more             Sub-Advisor:  Neuberger Berman, L.L.C.
(Call 800-877-9700 to request portfolio prospectus)  portfolios available under the
                                                     AFAdvantage Variable Annuity(R)

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on the previous page. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers


     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.


     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must at least transfer $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers from any of the variable investment options to the Guaranteed Interest Account option to provide for a fixed annuity. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from each investment option in this way is $500. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.


     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.


Asset Rebalancing


     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee; however, no other fees are charged.


                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.


     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 28 and the related discussion in our Statement of Additional Information.


     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


     If you make a withdrawal request, and we receive your request prior to 4:00 eastern time, your withdrawal request will be processed on the same day. Withdrawal requests received after 4:00 eastern time will be processed on the next day. Withdrawal proceeds will be delivered to you by U.S. mail and, generally, will be delivered within three to five days of the date on which we receive your withdrawal request.


     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 18. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS


     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and have allocated purchase payments to the Guaranteed Interest Account, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

     We charge an interest rate of 5% on any loans that you take against your policy. The current interest rate is 5%, of which 3% is credited to your participant account.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.


     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to your beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                   PERFORMANCE

     We may periodically advertise performance based on the historical performance of the various portfolios. All performance advertising will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.


     Average annual total return (with withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a sub-account on the first day of the period at the offering price, which is the accumulation unit value per unit and computing the ending redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+ T)n. This type of standardized performance reflects the actual performance of the portfolio since the addition of the portfolio to the separate account.


     Average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the policy maintenance fee, a charge for mortality and expense risk, distribution expense and administrative services. The ending redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     We may also advertise average annual total return information without reflecting withdrawal charges. Average annual total return without withdrawal charges may be for periods other than those required to be presented for, or may otherwise differ from, average annual total return with withdrawal charges. Although we calculate average annual total return with and without withdrawal charges in the same manner, results that do not reflect withdrawal charges will generally be higher than results that include withdrawal charges.


     Non-standardized performance may include periods that precede a portfolio's inclusion in Separate Account B. In such instances, we base performance on the historical performance of the portfolio, modified to reflect the charges and expenses of the AFAdvantage Variable Annuity(R). Accordingly, we evaluate a portfolio's performance as if the portfolio was an eligible investment option in Separate Account B during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance.


     Total return quotations are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of a participant account upon a withdrawal may be more or less than the purchase payments made to the participant account.



     We have included additional information about calculating performance in the Statement of Additional Information.


                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit-Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59-1/2;

     o    distributions made on or after the policy holder dies;

     o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit-Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59-1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o distributions made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59-1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 18 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                         Page
                                                                         ----
General Information and History of American Fidelity Assurance Company......1
Calculation of Performance Data.............................................2
Federal Tax Status..........................................................6
Annuity Provisions.........................................................15
Legal Opinions.............................................................16
Underwriter................................................................16
Custodian and Independent Accountants......................................16
Financial Statements.......................................................16

________________________                                    PLACE
________________________                                    STAMP
________________________                                    HERE





                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:


[ ]  AFAdvantage Variable Annuity(R)        [ ] Dreyfus Variable Investment Fund
[ ]  American Fidelity Dual Strategy
        Fund, Inc.(R)                       [ ]  Dreyfus Investment Portfolios
[ ]  American Century(R) Variable           [ ]  Federated Insurance Series
        Portfolios                          [ ] Merrill Lynch Variable Series
[ ] The Dreyfus Socially Responsible               Funds, Inc.
        Growth Fund, Inc.                   [ ]  Neuberger Berman Advisers
[ ]  Dreyfus Stock Index Fund, Inc.                Management Trust


Name     _______________________________________________________________
         (please print)
Address ________________________________________________________________
         (please print)
        ________________________________________________________________
         (please print)
        ________________________________________________________________
         (please print)

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2003 for the AFAdvantage Variable Annuity(R).

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

          write to us at:            call us at:           e-mail us at:
          P.O. Box 25520            (800) 662-1106     va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
General Information and History of American Fidelity Assurance Company......1
Calculation of Performance Data.............................................2
Federal Tax Status..........................................................6
Annuity Provisions.........................................................15
Legal Opinions.............................................................16
Underwriter................................................................16
Custodian and Independent Accountants......................................16
Financial Statements.......................................................16



                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003
________________________________________________________________________________

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity contracts nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                         CALCULATION OF PERFORMANCE DATA


     From time to time, American Fidelity Assurance Company may advertise performance data as described in the Prospectus. All performance advertising will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Average annual total return (with withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a portfolio on the first day of the period at the offering price, which is the accumulation unit value per unit and computing the ending redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+T)n. This type of standardized performance reflects the actual performance of the portfolio since the addition of the portfolio to the separate account.


     Average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the policy maintenance fee, and a charge for mortality and expense risk, distribution expense and administrative services. The ending redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


     The average annual total return quotations (with withdrawal charges) will be current'to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The average annual total return (with withdrawal charges) will be based on calendar quarters. If the time period since the portfolio's inclusion in Separate Account B is less than one year, the performance number will not be annualized.

     Average annual total return (without withdrawal charges) may also be advertised. Average annual total return (without withdrawal charges) is calculated the same way as average annual total return (with withdrawal charges) except the results do not reflect the deduction of any withdrawal charge and may include periods that precede a portfolio's inclusion in Separate Account B.



     Quotations of average annual total return (with and without withdrawal charges) are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of your participant account upon a withdrawal may be more or less than the purchase payments paid into the participant account.

Performance Information

     The accumulation units of Separate Account B have a limited performance history despite the fact that some of the portfolios available as eligible investment options have been in existence for a longer period of time than Separate Account B and have a longer history of investment performance.


     In order to demonstrate how the historical investment experience of the portfolios affects accumulation unit values, the following performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. All calculations reflect the deduction of insurance charges, the policy maintenance charge and the expenses of the portfolio. Chart 1 provides performance information for time periods since addition of the portfolio to the separate account and reflects the deduction of the withdrawal charge, while Chart 2 provides performance information without the withdrawal charge deduction and includes times periods that precede a portfolio's inclusion in Separate Account B.

     ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the standardized average annual total return (with withdrawal charges) of the accumulation units calculated for a specified period of time (since theinclusion of the portfolio in Separate Account B) assuming an initial purchase payment of $1,000 allocated to each portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus). Chart 2 calculations are performed in the same manner as Chart 1, except that Chart 2 does not reflect the deduction of the withdrawal charge and includes time periods that precede a portfolio's inclusion in Separate Account B. The performance figures in both charts also reflect the actual fees and expenses paid by each portfolio. Neither of the calculations reflect the deduction of any premium taxes.




CHART 1 - AVERAGE ANNUAL TOTAL RETURN  (with withdrawal charges)


                                                                                             DATE
                                                                                          SUBACCOUNT
                                                                                            BECAME
                                                                              SINCE       AVAILABLE
                                                                           INCLUSION IN     AS AN       PORTFOLIO
                                                                            SEPARATE      INVESTMENT    INCEPTION
                                                        1 YEAR   5 YEARS    ACCOUNT(1)     OPTION(2)      DATE
                                                        ------   -------    ----------     ---------      ----
American Fidelity Dual Strategy Fund, Inc.(R)          -32.47%    N/A       -11.19%       05/01/99     01/01/70
American Century(R) Variable Portfolios
              VP Balanced Fund                         -18.07%    N/A       -12.20%       05/01/01     05/01/91
              VP Capital Appreciation Fund             -28.61%    N/A       -26.52%       05/01/01     11/20/87
              VP Income & Growth Fund                  -26.94%    N/A       -20.64%       05/01/01     10/30/97
              VP Ultra(R) Fund                         -29.98%    N/A       -23.40%       05/01/01     05/01/01
              VP International Fund                    -27.86%    N/A       -24.92%       05/01/01     05/01/94
The Dreyfus Socially Responsible Growth Fund, Inc.     -36.16%   -5.73%      -5.48%       10/27/97     10/07/93
Dreyfus Stock Index Fund, Inc.                         -30.37%   -3.35%      -3.22%       10/27/97     09/29/89
Dreyfus Variable Investment Fund
              Growth and Income Portfolio              -32.55%   -4.10%      -3.83%       10/27/97     05/02/94
              Small Company Stock Portfolio            -27.34%   -3.57%      -3.29%       10/27/97     05/01/96
              International Value Portfolio            -20.50%    N/A        -6.00%       05/01/99     05/01/96
Dreyfus Investment Portfolios
              Technology Growth Portfolio              -45.12%    N/A       -37.67%       05/01/01     08/31/99
Federated Insurance Series
              Federated Fund For U.S. Government
Securities II                                           -0.64%    N/A         2.06%       05/01/01     03/01/94
              Federated Capital Appreciation Fund II   -30.18%    N/A       -27.20%       05/01/01     06/16/00
Merrill Lynch Variable Series Funds, Inc.
              Basic Value V. I. Fund                   -25.60%    N/A        -3.58%       05/01/99     07/01/93
              Small Cap Value V. I. Fund               -31.08%   5.15%        5.11%       10/27/97     04/20/82
Neuberger Berman Advisers Management Trust
              AMT Balanced Portfolio                   -24.93%    N/A       -17.54%       05/01/01     02/28/89
              AMT Growth Portfolio                     -37.62%    N/A       -31.66%       05/01/01     09/10/84


---------------

(1)  If less than one year, reflects total return for the period and is not annualized.
(2)  Sub-accounts  available  as of October 27, 1997 have been  eligible  investment  options of Separate  Account B since  Separate
     Account B's inception.



CHART 2 - AVERAGE ANNUAL TOTAL RETURN        (without withdrawal charges)

                                                                                                               DATE
                                                                                        SINCE               SUBACCOUNT
                                                                                      PORTFOLIO    SINCE      BECAME
                                                                                      INCEPTION  INCLUSION  AVAILABLE
                                                                                          IF        IN        AS AN      PORTFOLIO
                                                                                      LESS THAN  SEPARATE  INVESTMENT    INCEPTION
                                                       1 YEAR    5 YEARS   10 YEARS   10 YEARS   ACCOUNT(1)  OPTION       DATE(2)
                                                       ------    -------   --------   --------   ----------  ------       -------
American Fidelity Dual Strategy Fund, Inc.(R)          -26.60%   -1.84%    6.60%          N/A    -10.06%     05/01/99     01/01/70
American Century(R) Variable Portfolios
               VP Balanced Fund                        -10.95%    0.03%    4.70%          N/A     -8.71%     05/01/01     05/01/91
               VP Capital Appreciation Fund            -22.40%   -1.61%    1.24%          N/A    -23.60%     05/01/01     11/20/87
               VP Income & Growth Fund                 -20.59%   -1.73%      N/A       -0.28%    -17.49%     05/01/01     10/30/97
               VP Ultra(R) Fund                        -23.89%      N/A      N/A      -20.35%    -20.35%     05/01/01     05/01/01
               VP International Fund                   -21.58%   -3.26%      N/A        1.72%    -21.93%     05/01/01     05/01/94
The Dreyfus Socially Responsible Growth Fund, Inc.     -30.61%   -5.03%      N/A        5.08%     -4.98%     10/27/97     10/07/93
Dreyfus Stock Index Fund, Inc.                         -24.32%   -2.64%    6.82%          N/A     -2.70%     10/27/97     09/29/89
Dreyfus Variable Investment Fund
               Growth and Income Portfolio             -26.69%   -3.40%      N/A        6.47%     -3.33%     10/27/97     05/02/94
               Small Company Stock Portfolio           -21.02%   -2.86%      N/A        0.91%     -2.78%     10/27/97     05/01/96
               International Value Portfolio           -13.59%   -1.15%      N/A        0.50%     -4.81%     05/01/99     05/01/96
Dreyfus Investment Portfolios
               Technology Growth Portfolio             -40.34%      N/A      N/A      -21.94%    -35.19%     05/01/01     08/31/99
Federated Insurance Series
               Federated Fund For U.S. Government
         Securities II                                   7.36%    5.10%      N/A        4.92%      6.12%     05/01/01     03/01/94
               Federated Capital Appreciation Fund II  -24.11%      N/A      N/A      -28.52%    -24.31%     05/01/01     06/16/00
Merrill Lynch Variable Series Funds, Inc.
               Basic Value V. I. Fund                  -19.13%    3.39%      N/A        8.94%     -2.36%     05/01/99     07/01/93
               Small Cap Value V. I. Fund              -25.09%    5.92%    8.84%          N/A      5.67%     10/27/97     04/20/82
Neuberger Berman Advisers Management Trust
               AMT Balanced Portfolio                  -18.40%   -0.99%    3.67%          N/A    -14.27%     05/01/01     02/28/89
               AMT Growth Portfolio                    -32.20%   -7.37%    1.76%          N/A    -28.94%     05/01/01     09/10/84


---------------

(1)  If less than one year, reflects total return for the period and is not annualized.
(2)  Sub-accounts  available  as of October 27, 1997 have been  eligible  investment  options of Separate  Account B since  Separate
     Account B's inception.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817 (h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $3,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing/401(k) Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The   following   discussion   explains  how  the  general   principles  of
tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a traditional individual retirement arrangement under Section 408 of the Code;

     o To another Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit-Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or o It is made from a Plan by reason of a hardship.

     Required  minimum   distributions   under  Section  401(a)(9)  include  the
following required payments:

     o If the plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70-1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The   administrator  of  the  applicable   qualified  plan  should  provide
additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit-Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o If the qualified plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 3%, 4%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. The fixed annuity provides a 3% annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at our discretion.


                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2000, 2001 and 2002 were $238,388, $465,269 and $519,401, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B that will be included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent auditors. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS



     Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies.



                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Statements

                                December 31, 2002

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account B:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Small Cap Value Focus (formerly Special Value Focus), Basic Value Focus, VP Balanced, VP Capital and Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation Fund (formerly Large Cap Growth), AMT Balanced, and AMT Growth segregated subaccounts of American Fidelity Separate Account B as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                               KPMG LLP

Oklahoma City, Oklahoma
January 17, 2003

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                 Segregated Subaccounts
                                                   ---------------------------------------------------------------------------------
                                                     Socially                     Growth       Small
                                                    Responsible      Stock         and        Company   International  Technology
                                                      Growth         Index        Income       Stock        Value        Growth
                                                   ------------   -----------  -----------  -----------  ------------  ------------
Investments:
  Dreyfus Socially Responsible Growth Fund, Inc.
   (475,975 shares at net asset value of $18.90
    per share) (cost $14,022,734)                  $  8,995,921
  Dreyfus Stock Index Fund (683,272 shares at
    net asset value of $22.47 per share)
    (cost $21,450,609)                                             15,353,112
  Dreyfus Variable Investment Funds:
    Growth and Income Portfolio (266,845
      shares at net asset value of $16.06 per
      share) (cost $5,865,475)                                                   4,285,532
    Small Company Stock Portfolio (124,441
      shares at net asset value of $14.25 per
      share) (cost $2,010,247)                                                                1,773,279
    International Value Portfolio (66,435 shares
      at net asset value of $10.04 per share)
      (cost $838,493)                                                                                       667,010
  Dreyfus Investment Portfolios:
    Technology Growth Portfolio (30,061 shares
      at net asset value of $5.75 per share)
      (cost $225,568)                                                                                                   172,849
                                                    -----------  ------------  -----------  -----------  ----------  ----------
             Total assets                             8,995,921    15,353,112    4,285,532    1,773,279     667,010     172,849
             Total liabilities                              --           --            --           --          --          --
                                                    -----------  ------------  -----------  -----------  ----------  ----------
Net assets                                         $  8,995,921    15,353,112    4,285,532    1,773,279     667,010     172,849
                                                    ===========  ============  ===========  ===========  ==========  ==========
Accumulation units outstanding                        1,135,310     1,696,711      503,816      203,864      79,758      35,608
Net asset value per unit                           $      7.924         9.049        8.506        8.698       8.363       4.854

See accompanying notes to financial statements.

                                     AMERICAN FIDELITY SEPARATE ACCOUNT B
                                     Statements of Assets and Liabilities
                                               December 31, 2002
                                                                              Segregated Subaccounts
                                                                    -----------------------------------------
                                                                        Small Cap               Basic
                                                                          Value                 Value
                                                                          Focus                 Focus
                                                                    -------------------   -------------------
Investments:
     Merrill Lynch Variable Series Funds:
        Small Cap Value Focus Fund, formerly
           Special Value Focus Fund  (159,110 shares at net
              asset value of $18.09 per share) (cost $3,546,104)   $      2,878,303
        Basic Value Focus Fund (129,977 shares at net
           asset value of $10.85 per share) (cost $1,633,710)                                   1,410,248
                                                                    -------------------   -------------------
                 Total assets                                             2,878,303             1,410,248
                 Total liabilities                                              --                    --
                                                                    -------------------   -------------------
Net assets                                                         $      2,878,303             1,410,248
                                                                    ===================   ===================
Accumulation units outstanding                                              214,238               153,166
Net asset value per unit                                           $         13.435                 9.207

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                          Segregated Subaccounts
                                                                   ---------------------------------------------------------------
                                                                                 VP           VP                              Dual
                                                                     VP      Capital and  Income and   VP          VP       Strategy
                                                                   Balanced  Appreciation   Growth    Ultra   International   Fund
                                                                   --------  ------------ ----------  ------  ------------- --------
Investments:
    American Century Variable Portfolios:
       VP Balanced (120,898 shares at net asset
         value of $5.81 per share) (cost $754,514)                $  702,417
       VP Capital and Appreciation (27,438 shares at net asset
         value of $5.91 per share) (cost $201,960)                              162,158
       VP Income and Growth (38,357 shares at net asset
         value of $5.16 per share) (cost $224,378)                                         197,923
       VP Ultra (51,501 shares at net asset value of
         $7.35 per share) (cost $444,638)                                                             378,533
       VP International Value (17,338 shares at net asset
         value of $5.21) (cost $106,179)                                                                          90,329
    American Fidelity Dual Strategy Fund, Inc. (939,823 shares at
       net asset value of $7.62) (cost $9,669,818)                                                                         7,161,448
                                                                   ---------  ---------  ---------  ---------  ---------   ---------
               Total assets                                          702,417    162,158    197,923    378,533     90,329   7,161,448
               Total liabilities                                         --         --         --         --         --          --
                                                                   ---------  ---------  ---------  ---------  ---------   ---------
Net assets                                                        $  702,417    162,158    197,923    378,533     90,329   7,161,448
                                                                   =========  =========  =========  =========  =========   =========
Accumulation units outstanding                                        81,687     25,397     27,264     55,288     13,646   1,037,323
Net asset value per unit                                          $    8.599      6.385      7.260      6.847      6.619       6.904

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                                 Segregated Subaccounts
                                                                                        --------------------------------------------
                                                                                          U.S.      Capital       AMT        AMT
                                                                                       Government Appreciation  Balanced    Growth
                                                                                        ---------   --------   ---------   ---------
Investments:
    Federated Insurance Series Trust:
       Federated Fund for U.S. Government Securities II (81,726 shares at net
         asset value of $11.98 per share) (cost $935,754)                              $  979,083
       Federated Fund Capital Appreciation Fund II
         (11,737 shares at net asset value of $4.43) (cost $61,146)                                   51,994
    Neuberger Berman Advisers Management Trust:
       AMT Balanced Portfolio (41,425 shares at net asset value of $7.81 per share)
         (cost $371,957)                                                                                         323,527
       AMT Growth Portfolio (13,181 shares at net asset value of $7.93) (cost $131,300)                                      104,524
                                                                                        ---------   --------   ---------   ---------
               Total assets                                                               979,083     51,994     323,527     104,524
               Total liabilities                                                              --         --          --          --
                                                                                        ---------   --------   ---------   ---------
Net assets                                                                             $  979,083     51,994     323,527     104,524
                                                                                        =========   ========   =========   =========
Accumulation units outstanding                                                             88,566      8,273      41,807      18,478
Net asset value per unit                                                               $   11.055      6.285       7.739       5.657

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2002
                                                                                    Segregated Subaccounts
                                                       -----------------------------------------------------------------------------
                                                        Socially                     Growth       Small
                                                       Responsible       Stock        and        Company   International  Technology
                                                         Growth          Index       Income       Stock        Value        Growth
                                                       -------------  -----------  -----------  ----------  -----------   ----------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                     $     23,776      210,572       27,513       4,384        6,774         --
                                                       -------------  -----------  -----------  ----------  -----------  ----------
    Less expenses:
       Mortality and risk                                   110,583      186,197       53,421      22,911        7,900       1,593
       Administration                                        13,270       22,344        6,410       2,749          948         191
       Distribution                                           8,847       14,896        4,274       1,833          632         128
                                                       -------------  -----------  -----------  ----------  -----------  ----------
               Total expenses                               132,700      223,437       64,105      27,493        9,480       1,912
                                                       -------------  -----------  -----------  ----------  -----------  ----------
               Net investment income (loss)                (108,924)     (12,865)     (36,592)    (23,109)      (2,706)     (1,912)
                                                       -------------  -----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                              --           --           --          --           --          --
                                                       -------------  -----------  -----------  ----------  -----------  ----------
    Proceeds from sales                                     215,470      189,255      110,360      88,406       25,885       3,199
    Cost of investments sold                                282,330      256,366      142,502      95,654       27,750       3,597
                                                       -------------  -----------  -----------  ----------  -----------  ----------
                                                            (66,860)     (67,111)     (32,142)     (7,248)      (1,865)       (398)
                                                       -------------  -----------  -----------  ----------  -----------  ----------
               Net realized gains (losses) on
                 investments                                (66,860)     (67,111)     (32,142)     (7,248)      (1,865)       (398)
                                                       -------------  -----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) on investments:
    End of year                                          (5,026,813)  (6,097,497)  (1,579,943)   (236,968)    (171,483)    (52,719)
    Beginning of year                                    (2,041,952)  (2,169,029)    (326,012)    163,873      (79,819)      4,343
                                                       -------------  -----------  -----------  ----------  -----------  ----------
               Change in unrealized appreciation
                  (depreciation)                         (2,984,861)  (3,928,468)  (1,253,931)   (400,841)     (91,664)    (57,062)
                                                       -------------  -----------  -----------  ----------  -----------  ----------
               Net increase (decrease) in net
                  assets resulting from operations     $ (3,160,645)  (4,008,444)  (1,322,665)   (431,198)     (96,235)    (59,372)
                                                       =============  ===========  ===========  ==========  ===========  ==========

See accompanying notes to financial statements.

                                         AMERICAN FIDELITY SEPARATE ACCOUNT B
                                               Statements of Operations
                                             Year ended December 31, 2002
                                                                                        Segregated Subaccounts
                                                                                -------------------------------------
                                                                                   Small Cap             Basic
                                                                                     Value               Value
                                                                                     Focus               Focus
                                                                                -----------------   -----------------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                                              $          --              16,098
                                                                                -----------------   -----------------
    Less expenses:
       Mortality and risk                                                              32,903              12,915
       Administration                                                                   3,948               1,550
       Distribution                                                                     2,633               1,033
                                                                                -----------------   -----------------
               Total expenses                                                          39,484              15,498
                                                                                -----------------   -----------------
               Net investment income (loss)                                           (39,484)                600
                                                                                -----------------   -----------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                                                    155,364               8,995
                                                                                -----------------   -----------------
    Proceeds from sales                                                               121,753              16,125
    Cost of investments sold                                                          152,125              19,566
                                                                                -----------------   -----------------
                                                                                      (30,372)             (3,441)
                                                                                -----------------   -----------------
               Net realized gains (losses) on investments                             124,992               5,554
                                                                                -----------------   -----------------
Unrealized appreciation (depreciation) on investments:
    End of year                                                                      (667,801)           (223,462)
    Beginning of year                                                                 194,853              (7,460)
                                                                                -----------------   -----------------
               Change in unrealized appreciation
                  (depreciation)                                                     (862,654)           (216,002)
                                                                                -----------------   -----------------
               Net increase (decrease) in net
                  assets resulting from operations                              $    (777,146)           (209,848)
                                                                                =================   =================

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                     Statements of Operations
                                                   Year ended December 31, 2002
                                                                                     Segregated Subaccounts
                                                          ------------------------------------------------------------------------
                                                                         VP          VP                                    Dual
                                                             VP      Capital and Income and     VP          VP           Strategy
                                                          Balanced  Appreciation   Growth      Ultra    International      Fund
                                                          --------  ------------   ------      -----    -------------      ----
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                       $  10,250         --        1,098         751         310         64,863
                                                          ---------   ---------   ---------   ---------   ---------   ------------
    Less expenses:
       Mortality and risk                                    6,071       1,526       1,703       3,504         797         85,729
       Administration                                          728         183         205         420          95         10,288
       Distribution                                            486         122         136         280          64          6,858
                                                          ---------   ---------   ---------   ---------   ---------   ------------
               Total expenses                                7,285       1,831       2,044       4,204         956        102,875
                                                          ---------   ---------   ---------   ---------   ---------   ------------
               Net investment income (loss)                  2,965      (1,831)       (946)     (3,453)       (646)       (38,012)
                                                          ---------   ---------   ---------   ---------   ---------   ------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                             --          --          --          --          --             --
                                                          ---------   ---------   ---------   ---------   ---------   ------------
    Proceeds from sales                                     43,873       2,271      58,207       5,307      12,021        188,250
    Cost of investments sold                                48,666       2,701      61,245       5,778      12,887        239,371
                                                          ---------   ---------   ---------   ---------   ---------   ------------
                                                            (4,793)       (430)     (3,038)       (471)       (866)       (51,121)
                                                          ---------   ---------   ---------   ---------   ---------   ------------
               Net realized gains (losses) on investments   (4,793)       (430)     (3,038)       (471)       (866)       (51,121)
                                                          ---------   ---------   ---------   ---------   ---------   ------------
Unrealized appreciation (depreciation) on investments:
    End of year                                            (52,097)    (39,802)    (26,455)    (66,105)    (15,850)    (2,508,370)
    Beginning of year                                       (2,286)    (10,588)     (1,655)      2,295      (1,336)      (520,969)
                                                          ---------   ---------   ---------   ---------   ---------   ------------
               Change in unrealized appreciation
                  (depreciation)                           (49,811)    (29,214)    (24,800)    (68,400)    (14,514)    (1,987,401)
                                                          ---------   ---------   ---------   ---------   ---------   ------------
               Net increase (decrease) in net
                  assets resulting from operations       $ (51,639)    (31,475)    (28,784)    (72,324)    (16,026)    (2,076,534)
                                                          =========   =========   =========   =========   =========   ============

See accompanying notes to financial statements.

                                             AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                   Statements of Operations
                                                 Year ended December 31, 2002
                                                                                 Segregated Subaccounts
                                                         -------------------------------------------------------------------
                                                               U.S.             Capital           AMT              AMT
                                                            Government       Appreciation       Balanced          Growth
                                                            ----------       ------------       --------          ------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                       $        17,821              --             8,214              --
                                                          --------------   ---------------   --------------   --------------
    Less expenses:
       Mortality and risk                                          7,965              420            4,096              984
       Administration                                                956               50              491              118
       Distribution                                                  637               34              328               79
                                                          --------------   ---------------   --------------   --------------
               Total expenses                                      9,558              504            4,915            1,181
                                                          --------------   ---------------   --------------   --------------
               Net investment income (loss)                        8,263             (504)           3,299           (1,181)
                                                          --------------   ---------------   --------------   --------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                                   --                --               --               --
                                                          --------------   ---------------   --------------   --------------
    Proceeds from sales                                           48,425              979          123,600            3,496
    Cost of investments sold                                      47,272            1,157          135,408            4,199
                                                          --------------   ---------------   --------------   --------------
                                                                   1,153             (178)         (11,808)            (703)
                                                          --------------   ---------------   --------------   --------------
               Net realized gains (losses) on investments          1,153             (178)         (11,808)            (703)
                                                          --------------   ---------------   --------------   --------------
Unrealized appreciation (depreciation) on investments:
    End of year                                                   43,329           (9,152)         (48,430)         (26,776)
    Beginning of year                                              6,984             (969)           7,999             (107)
                                                          --------------   ---------------   --------------   --------------
               Change in unrealized appreciation
                  (depreciation)                                  36,345           (8,183)         (56,429)         (26,669)
                                                          --------------   ---------------   --------------   --------------
               Net increase (decrease) in net
                  assets resulting from operations       $        45,761           (8,865)         (64,938)         (28,553)
                                                          ==============   ===============   ==============   ==============

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2002
                                                                                    Segregated Subaccounts
                                                      ------------------------------------------------------------------------------
                                                         Socially                     Growth         Small
                                                       Responsible       Stock         and          Company International Technology
                                                         Growth          Index        Income         Stock       Value      Growth
                                                         ------          -----        ------         -----       -----      ------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $   (108,924)      (12,865)      (36,592)     (23,109)     (2,706)     (1,912)
    Net realized gains (losses) on investments             (66,860)      (67,111)      (32,142)      (7,248)     (1,865)       (398)
    Change in unrealized appreciation (depreciation)
       on investments                                   (2,984,861)   (3,928,468)   (1,253,931)    (400,841)    (91,664)    (57,062)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Net increase (decrease) in net
                  assets resulting from operations      (3,160,645)   (4,008,444)   (1,322,665)    (431,198)    (96,235)    (59,372)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
Changes from principal transactions:
    Net purchase payments received (note 3)              3,681,435     4,875,707     1,391,125      472,670     244,824     142,272
    Withdrawal of funds (note 3)                          (206,173)     (178,430)     (106,370)     (85,057)    (25,236)     (3,155)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Increase in net assets derived from
                  principal transactions                 3,475,262     4,697,277     1,284,755      387,613     219,588     139,117
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Increase (decrease) in net assets           314,617       688,833       (37,910)     (43,585)    123,353      79,745

Net assets - beginning of year                           8,681,304    14,664,279     4,323,442    1,816,864     543,657      93,104
                                                       ------------  ------------  ------------  -----------  ----------  ----------
Net assets - end of year                              $  8,995,921    15,353,112     4,285,532    1,773,279     667,010     172,849
                                                       ============  ============  ============  ===========  ==========  ==========

See accompanying notes to financial statements.

                                 AMERICAN FIDELITY SEPARATE ACCOUNT B
                                  Statements of Changes in Net Assets
                                     Year ended December 31, 2002
                                                                    Segregated Subaccounts
                                                          -----------------------------------------
                                                              Small Cap               Basic
                                                                Value                 Value
                                                                Focus                 Focus
                                                          -------------------   -------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                        $        (39,484)                 600
     Net realized gains (losses) on investments                   124,992                 5,554
     Change in unrealized appreciation (depreciation)
         on investments                                          (862,654)             (216,002)
                                                          -------------------   -------------------
                 Net increase (decrease) in net
                    assets resulting from operations             (777,146)             (209,848)
                                                          -------------------   -------------------
Changes from principal transactions:
     Net purchase payments received (note 3)                    1,632,518               878,193
     Withdrawal of funds (note 3)                                (120,122)              (15,580)
                                                          -------------------   -------------------
                 Increase in net assets derived from
                    principal transactions                      1,512,396               862,613
                                                          -------------------   -------------------
                 Increase (decrease) in net assets                735,250               652,765

Net assets - beginning of year                                  2,143,053               757,483
                                                          -------------------   -------------------
Net assets - end of year                                 $      2,878,303             1,410,248
                                                          ===================   ===================

See accompanying notes to financial statements.

                                             AMERICAN FIDELITY SEPARATE ACCOUNT B
                                              Statements of Changes in Net Assets
                                                 Year ended December 31, 2002
                                                                               Segregated Subaccounts
                                                       ----------------------------------------------------------------------
                                                                       VP         VP                                  Dual
                                                          VP       Capital and Income and     VP          VP        Strategy
                                                       Balanced   Appreciation  Growth       Ultra   International    Fund
                                                       --------   ------------  ------       -----   -------------    ----
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $   2,965      (1,831)       (946)     (3,453)       (646)     (38,012)
    Net realized gains (losses) on investments           (4,793)       (430)     (3,038)       (471)       (866)     (51,121)
    Change in unrealized appreciation (depreciation)
       on investments                                    49,811)    (29,214)    (24,800)    (68,400)    (14,514)  (1,987,401)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Net increase (decrease) in net
                  assets resulting from operations      (51,639)    (31,475)    (28,784)    (72,324)    (16,026)  (2,076,534)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
Changes from principal transactions:
    Net purchase payments received (note 3)             445,309     110,674     152,699     260,031      74,874    2,927,434
    Withdrawal of funds (note 3)                        (43,660)     (2,225)    (58,130)     (5,211)    (11,988)    (181,416)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Increase in net assets derived from
                  principal transactions                401,649     108,449      94,569     254,820      62,886    2,746,018
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Increase (decrease) in net assets        350,010      76,974      65,785     182,496      46,860      669,484

Net assets - beginning of year                          352,407      85,184     132,138     196,037      43,469    6,491,964
                                                       ---------  ----------  ----------  ----------  ----------  -----------
Net assets - end of year                              $ 702,417     162,158     197,923     378,533      90,329    7,161,448
                                                       =========  ==========  ==========  ==========  ==========  ===========

See accompanying notes to financial statements.

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                           Statements of Changes in Net Assets
                                               Year ended December 31, 2002
                                                                               Segregated Subaccounts
                                                          --------------------------------------------------------------
                                                              U.S.          Capital            AMT               AMT
                                                          Government     Appreciation       Balanced            Growth
                                                          -----------   --------------   --------------   --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                         $     8,263             (504)           3,299           (1,181)
    Net realized gains (losses)                                1,153             (178)         (11,808)            (703)
    Change in unrealized appreciation (depreciation)
       on investments                                         36,345           (8,183)         (56,429)         (26,669)
                                                          -----------   --------------   --------------   --------------
               Net increase (decrease) in net
                 assets resulting from operations             45,761           (8,865)         (64,938)         (28,553)
                                                          -----------   --------------   --------------   --------------
Changes from principal transactions:
    Net purchase payments received (note 3)                  587,000           41,209          169,656           84,084
    Withdrawal of funds (note 3)                             (48,057)            (971)        (123,388)          (3,467)
                                                          -----------   --------------   --------------   --------------
               Increase in net assets derived from
                 principal transactions                      538,943           40,238           46,268           80,617
                                                          -----------   --------------   --------------   --------------
               Increase (decrease) in net assets             584,704           31,373          (18,670)          52,064

Net assets - beginning of year                               394,379           20,621          342,197           52,460
                                                          -----------   --------------   --------------   --------------
Net assets - end of year                                 $   979,083           51,994          323,527          104,524
                                                          ===========   ==============   ==============   ==============

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Changes in Net Assets
                                                   Year ended December 31, 2001
                                                                                       Segregated Subaccounts
                                                       ---------------------------------------------------------------------------
                                                         Socially                   Growth        Small
                                                       Responsible      Stock        and         Company  International Technology
                                                         Growth         Index       Income        Stock       Value      Growth
                                                       -----------  ------------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $  (102,193)      (44,384)     (35,855)     (21,599)    (1,217)       (432)
    Net realized gains (losses) on investments            (36,457)       41,850       54,346          (53)       (53)          1
    Change in unrealized appreciation (depreciation)
       on investments                                  (1,698,143)   (1,757,325)    (278,068)      (7,756)   (58,492)      4,343
                                                       -----------  ------------  -----------  -----------  ---------  ----------
               Net increase (decrease) in net
                  assets resulting from operations     (1,836,793)   (1,759,859)    (259,577)     (29,408)   (59,762)      3,912
                                                       -----------  ------------  -----------  -----------  ---------  ----------
Changes from principal transactions:
    Net purchase payments received (note 3)             4,831,878     5,205,339    1,491,739      554,734    321,730      89,208
    Withdrawal of funds (note 3)                         (162,161)     (207,665)     (35,141)     (49,284)   (21,736)        (16)
                                                       -----------  ------------  -----------  -----------  ---------  ----------
               Increase (decrease) in net assets
                  derived from principal transactions   4,669,717     4,997,674    1,456,598      505,450    299,994      89,192
                                                       -----------  ------------  -----------  -----------  ---------  ----------
               Increase (decrease) in net assets        2,832,924     3,237,815    1,197,021      476,042    240,232      93,104

Net assets - beginning of year                          5,848,380    11,426,464    3,126,421    1,340,822    303,425         --
                                                       -----------  ------------  -----------  -----------  ---------  ----------
Net assets - end of year                              $ 8,681,304    14,664,279    4,323,442    1,816,864    543,657      93,104
                                                       ===========  ============  ===========  ===========  =========  ==========

See accompanying notes to financial statements.


                                  AMERICAN FIDELITY SEPARATE ACCOUNT B
                                   Statements of Changes in Net Assets
                                      Year ended December 31, 2001
                                                                            Segregated Subaccounts
                                                                      ---------------------------------
                                                                          Small Cap         Basic
                                                                            Value           Value
                                                                            Focus           Focus
                                                                    ----------------   ----------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                                  $        (15,342)               486
     Net realized gains (losses) on investments                             102,345             12,621
     Change in unrealized appreciation (depreciation)
        on investments                                                      239,094             (8,665)
                                                                    ----------------   ----------------
              Net increase (decrease) in net assets resulting
                 from operations                                            326,097              4,442
                                                                    ----------------   ----------------
Changes from principal transactions:
     Net purchase payments received (note 3)                              1,284,231            644,712
     Withdrawal of funds (note 3)                                          (166,167)           (81,799)
                                                                    ----------------   ----------------
              Increase (decrease) in net assets
                 derived from principal transactions                      1,118,064            562,913
                                                                    ----------------   ----------------
              Increase (decrease) in net assets                           1,444,161            567,355

Net assets - beginning of year                                              698,892            190,128
                                                                    ----------------   ----------------
Net assets - end of year                                           $      2,143,053            757,483
                                                                    ================   ================

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Changes in Net Assets
                                                    Year ended December 31, 2001
                                                                                        Segregated Subaccounts
                                                             ----------------------------------------------------------------------
                                                                             VP          VP                                 Dual
                                                                  VP     Capital and Income and     VP          VP        Strategy
                                                              Balanced  Appreciation   Growth      Ultra   International    Fund
                                                             ----------  ----------  ----------  ----------  ---------  -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                            $   (2,240)       (729)       (654)       (931)      (184)      (4,497)
    Net realized gains (losses) on investments                  (5,694)     (5,981)     (1,732)        (98)        (3)     (34,927)
    Change in unrealized appreciation (depreciation)
       on investments                                           (2,286)    (10,588)     (1,655)      2,295     (1,336)    (613,971)
                                                             ----------  ----------  ----------  ----------  ---------  -----------
            Net increase (decrease) in net assets resulting
               from operations                                 (10,220)    (17,298)     (4,041)      1,266     (1,523)    (653,395)
                                                             ----------  ----------  ----------  ----------  ---------  -----------
Changes from principal transactions:
    Net purchase payments received (note 3)                    435,571     128,904     147,475     203,334     45,158    3,147,395
    Withdrawal of funds (note 3)                               (72,944)    (26,422)    (11,296)     (8,563)      (166)    (240,183)
                                                             ----------  ----------  ----------  ----------  ---------  -----------
            Increase (decrease) in net assets
               derived from principal transactions             362,627     102,482     136,179     194,771     44,992    2,907,212
                                                             ----------  ----------  ----------  ----------  ---------  -----------
            Increase (decrease) in net assets                  352,407      85,184     132,138     196,037     43,469    2,253,817

Net assets - beginning of year                                     --          --          --          --         --     4,238,147
                                                             ----------  ----------  ----------  ----------  ---------  -----------
Net assets - end of year                                    $  352,407      85,184     132,138     196,037     43,469    6,491,964
                                                             ==========  ==========  ==========  ==========  =========  ===========

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Changes in Net Assets
                                                    Year ended December 31, 2001
                                                                                      Segregated Subaccounts
                                                        --------------------------------------------------------------------------
                                                               U.S.              Capital              AMT              AMT
                                                           Government         Appreciation         Balanced           Growth
                                                        -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                      $          (2,250)              (120)            (1,588)              (257)
     Net realized gains (losses) on investments                       47                 (2)                (2)                (1)
     Change in unrealized appreciation (depreciation)
        on investments                                             6,984               (969)             7,999               (107)
                                                        -----------------  -----------------  -----------------  -----------------
              Net increase (decrease) in net assets
                 resulting from operations                         4,781             (1,091)             6,409               (365)
                                                        -----------------  -----------------  -----------------  -----------------
Changes from principal transactions:
     Net purchase payments received (note 3)                     392,640             21,731            335,840             52,839
     Withdrawal of funds (note 3)                                 (3,042)               (19)               (52)               (14)
                                                        -----------------  -----------------  -----------------  -----------------
              Increase (decrease) in net assets
                 derived from principal transactions             389,598             21,712            335,788             52,825
                                                        -----------------  -----------------  -----------------  -----------------
              Increase (decrease) in net assets                  394,379             20,621            342,197             52,460

Net assets - beginning of year                                       --                 --                 --                 --
                                                        -----------------  -----------------  -----------------  -----------------
Net assets - end of year                               $         394,379             20,621            342,197             52,460
                                                        =================  =================  =================  =================

See accompanying notes to financial statements.

                                            AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                    Financial Highlights
                                                         December 31
                                                                          Socially Responsible Growth
                                                       ----------------------------------------------------------------
                                                          2002          2001         2000          1999          1998
                                                       ------------  ------------ -----------   -----------   ---------
Net assets                                           $   8,995,921    8,681,304    5,848,380    2,343,213       596,188
Accumulation unit value                              $       7.924       11.320       14.842       16.935        13.216
Number of accumulation units outstanding                 1,135,310      766,867      394,034      138,362        45,112
Investment income as a percent of average net assets         0.27%        0.08%        1.14%        0.02%         0.45%
Expenses as a percent of average net assets                  1.50%        1.50%        1.50%        1.50%         1.50%
Total return                                              (30.00)%     (23.73)%     (12.36)%       28.14%        27.46%

                                                                                 Stock Index
                                                       ----------------------------------------------------------------
                                                          2002          2001         2000          1999          1998
                                                       ------------  ------------ -----------   -----------   ---------
Net assets                                           $  15,353,112   14,664,279   11,426,464    6,521,819     1,708,778
Accumulation unit value                              $       9.049       11.831       13.676       15.303        12.881
Number of accumulation units outstanding                 1,696,711    1,239,428      835,502      426,172       132,663
Investment income as a percent of average net assets         1.41%        1.15%        1.01%        1.21%         1.70%
Expenses as a percent of average net assets                  1.50%        1.50%        1.50%        1.50%         1.50%
Total return                                              (23.51)%     (13.49)%     (10.63)%       18.80%        26.30%

                                                                            Growth and Income
                                                       ----------------------------------------------------------------
                                                          2002          2001         2000         1999          1998
                                                       ------------  ------------ -----------   -----------   ---------
Net assets                                           $   4,285,532    4,323,442    3,126,421    1,844,720       632,838
Accumulation unit value                              $       8.506       11.564       12.467       13.153        11.423
Number of accumulation units outstanding                   503,816      373,878      250,767      140,249        55,399
Investment income as a percent of average net assets         0.64%        0.53%        0.63%        0.62%         1.25%
Expenses as a percent of average net assets                  1.50%        1.50%        1.50%        1.50%         1.50%
Total return                                              (26.44)%      (7.24)%      (5.22)%       15.14%        10.15%

                                                                          Small Company Stock
                                                       ----------------------------------------------------------------
                                                          2002          2001         2000          1999         1998
                                                       ------------  ------------ -----------   -----------   ---------
Net assets                                           $   1,773,279    1,816,864    1,340,822      831,768       376,152
Accumulation unit value                              $       8.698       10.998       11.338       10.605         9.733
Number of accumulation units outstanding                   203,864      165,204      118,262       78,432        38,646
Investment income as a percent of average net assets         0.24%        0.07%        0.16%        0.00%         0.72%
Expenses as a percent of average net assets                  1.50%        1.50%        1.50%        1.50%         1.50%
Total return                                              (20.91)%      (3.00)%        6.91%        8.96%       (7.37)%

                                                                         International Value
                                                       ----------------------------------------------------------------
                                                          2002          2001         2000           1999*       1998
                                                       ------------  ------------ -----------   -----------   ---------
Net assets                                           $     667,010      543,657      303,425       81,802            --
Accumulation unit value                              $       8.363        9.672       11.314       11.925            --
Number of accumulation units outstanding                    79,758       56,210       26,819        6,860            --
Investment income as a percent of average net assets         1.07%        1.21%        0.62%        0.48%            --
Expenses as a percent of average net assets                  1.50%        1.50%        1.50%        1.50%            --
Total return                                              (13.53)%     (14.51)%      (5.12)%       22.92%            --

                                                                         Technology Growth
                                                       ----------------------------------------------------------------
                                                         2002         2001*         2000         1999           1998
                                                       ----------    -----------  -----------   ----------    ---------
Net assets                                           $   172,849         93,104           --           --            --
Accumulation unit value                              $     4.854          8.133           --           --            --
Number of accumulation units outstanding                  35,608         11,448           --           --            --
Investment income as a percent of average net assets       0.00%          0.00%           --           --            --
Expenses as a percent of average net assets                1.50%          1.50%           --           --            --
Total return                                            (40.32)%       (34.12)%           --           --            --

                                                                       Small Cap Value Focus
                                                       ----------------------------------------------------------------
                                                         2002          2001         2000         1999           1998
                                                       ----------    -----------  -----------   ----------    ---------
Net assets                                           $ 2,878,303      2,143,053      698,892      284,808        83,593
Accumulation unit value                              $    13.435         17.888       13.981       12.368         9.379
Number of accumulation units outstanding                 214,238        119,801       49,990       23,027         8,913
Investment income as a percent of average net assets       0.00%          0.38%        0.42%        0.73%         0.00%
Expenses as a percent of average net assets                1.50%          1.50%        1.50%        1.50%         1.50%
Total return                                            (24.89)%         27.95%       13.04%       31.87%       (7.89)%

                                                                         Basic Value Focus
                                                       ----------------------------------------------------------------
                                                         2002          2001         2000          1999*          1998
                                                       ----------    -----------  -----------   ----------    ---------
Net assets                                           $ 1,410,248        757,483      190,128       46,967            --
Accumulation unit value                              $     9.207         11.366       11.067        9.973            --
Number of accumulation units outstanding                 153,166         66,644       17,180        4,710            --
Investment income as a percent of average net assets       1.55%          1.63%        2.27%        4.22%            --
Expenses as a percent of average net assets                1.50%          1.50%        1.50%        1.50%            --
Total return                                            (19.00)%          2.70%       10.97%       19.31%            --

                                                                            VP Balanced
                                                       ----------------------------------------------------------------
                                                         2002          2001*         2000         1999          1998
                                                       ----------    -----------  -----------   ----------    ---------
Net assets                                           $   702,417        352,407           --           --            --
Accumulation unit value                              $     8.599          9.651           --           --            --
Number of accumulation units outstanding                  81,687         36,514           --           --            --
Investment income as a percent of average net assets       2.10%          0.00%           --           --            --
Expenses as a percent of average net assets                1.50%          1.50%           --           --            --
Total return                                            (10.90)%        (4.98)%           --           --            --

                                                                     VP Capital and Appreciation
                                                       ----------------------------------------------------------------
                                                         2002          2001*         2000         1999          1998
                                                       ----------    -----------  -----------   ----------    ---------
Net assets                                           $   162,158         85,184           --           --            --
Accumulation unit value                              $     6.385          8.226           --           --            --
Number of accumulation units outstanding                  25,397         10,356           --           --            --
Investment income as a percent of average net assets       0.00%          0.00%           --           --            --
Expenses as a percent of average net assets                1.50%          1.50%           --           --            --
Total return                                            (22.38)%       (29.14)%           --           --            --

                                                                        VP Income and Growth
                                                       ----------------------------------------------------------------
                                                          2002         2001*        2000          1999           1998
                                                       -----------   ----------   ----------    ----------    ---------
Net assets                                           $    197,923       132,138           --           --            --
Accumulation unit value                              $      7.260         9.140           --           --            --
Number of accumulation units outstanding                   27,264        14,457           --           --            --
Investment income as a percent of average net assets        0.79%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (20.57)%       (9.72)%           --           --            --

                                                                            VP Ultra
                                                       ----------------------------------------------------------------
                                                          2002         2001*        2000          1999          1998
                                                       -----------   ----------   ----------    ----------    ---------
Net assets                                           $    378,533       196,037           --           --            --
Accumulation unit value                              $      6.847         8.992           --           --            --
Number of accumulation units outstanding                   55,288        21,801           --           --            --
Investment income as a percent of average net assets        0.27%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (23.85)%      (10.08)%           --           --            --

                                                                        VP International
                                                       ----------------------------------------------------------------
                                                          2002         2001*        2000          1999          1998
                                                       -----------   ----------   ----------    ----------    ---------
Net assets                                           $     90,329        43,469           --           --            --
Accumulation unit value                              $      6.619         8.439           --           --            --
Number of accumulation units outstanding                   13,646         5,151           --           --            --
Investment income as a percent of average net assets        0.48%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (21.57)%      (30.23)%           --           --            --

                                                                           Dual Strategy Fund
                                                       ----------------------------------------------------------------
                                                          2002         2001         2000          1999*         1998
                                                       -----------   ----------   ----------    ----------    ---------
Net assets                                           $  7,161,448     6,491,964    4,238,147    1,272,443            --
Accumulation unit value                              $      6.904         9.351       10.705       10.827            --
Number of accumulation units outstanding                1,037,323       694,276      395,899      117,520            --
Investment income as a percent of average net assets        0.94%         1.42%        1.52%        0.00             --
Expenses as a percent of average net assets                 1.50%         1.50%        1.50%        1.50%            --
Total return                                             (26.17)%      (12.65)%      (1.13)%     (10.71)%            --

                                                                            U.S. Government
                                                       ----------------------------------------------------------------
                                                          2002         2001*        2000          1999          1998
                                                       -----------   ----------   ----------    ----------    ---------
Net assets                                           $    979,083       394,379           --           --            --
Accumulation unit value                              $     11.055        10.291           --           --            --
Number of accumulation units outstanding                   88,566        38,323           --           --            --
Investment income as a percent of average net assets        2.79%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                                7.42%         5.44%           --           --            --

                                                                           Capital Appreciation
                                                       ----------------------------------------------------------------
                                                          2002          2001*        2000          1999         1998
                                                       -----------   -----------  -----------   ----------    ---------
Net assets                                           $     51,994        20,621           --           --            --
Accumulation unit value                              $      6.285         8.281           --           --            --
Number of accumulation units outstanding                    8,273         2,490           --           --            --
Investment income as a percent of average net assets        0.00%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (24.10)%      (26.15)%           --           --            --

                                                                              AMT Balanced
                                                       ---------------------------------------------------------------
                                                          2002          2001*       2000          1999          1998
                                                       -----------   -----------  -----------   ----------    ---------
Net assets                                           $    323,527       342,197           --           --            --
Accumulation unit value                              $      7.739         9.482           --           --            --
Number of accumulation units outstanding                   41,807        36,090           --           --            --
Investment income as a percent of average net assets        2.48%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (18.38)%      (14.65)%           --           --            --

                                                                              AMT Growth
                                                       ---------------------------------------------------------------
                                                          2002         2001*         2000         1999         1998
                                                       -----------   -----------  -----------   ----------    ---------
Net assets                                           $    104,524        52,460           --           --            --
Accumulation unit value                              $      5.657         8.342           --           --            --
Number of accumulation units outstanding                   18,478         6,289           --           --            --
Investment income as a percent of average net assets        0.00%         0.00%           --           --            --
Expenses as a percent of average net assets                 1.50%         1.50%           --           --            --
Total return                                             (32.19)%      (31.40)%           --           --            --

*    Investment income and expense ratios are annualized.

See accompanying notes to financial statements.


                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 2002

(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          Effective May 1, 2001, Account B added Technology Growth, VP Balanced, VP Capital and Appreciation, VP Income and Growth, VP Ultra, VP International, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth segregated subaccounts as options available to the contract owners.

          One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter M of the Internal Revenue Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from zero to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account B. At December 31, 2002, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2002.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

                                           2002            2001
                                   ----------------   ----------------
Socially Responsible Growth        $         96,065             83,969
Stock Index                                 128,086            122,732
Growth and Income                            29,965             30,083
Small Company Stock                          11,978             11,295
International Value                           4,838              4,486
Technology Growth                             1,321                248
Prime Bond                                       --             14,043
American Balanced                                --              4,259
High Current Income                              --                513
Small Cap Value Focus                        33,608             15,017
International Equity Focus                       --                179
Basic Value Focus                             8,326              2,596
VP Balanced                                   2,923                729
VP Capital and Appreciation                     900                182
VP Income and Growth                          1,380                300
VP Ultra                                      2,560                210
VP International                                628                 71
Dual Strategy Fund                           61,554             52,682
U.S. Government                               3,286                378
Capital Appreciation                            383                 49
AMT Balanced                                  1,136                231
AMT Growth                                      578                 56

     All such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2002 and 2001 were as follows:

                                                                December 31, 2002
                                                              Segregated Subaccounts
                                --------------------------------------------------------------------------------
                                 Socially                                  Small
                                Responsible     Stock        Growth       Company     International Technology
                                  Growth        Index      and Income      Stock         Value        Growth
                                ------------  -----------  ------------  -----------  ------------  ------------
Accumulation units:
    Outstanding, beginning of year 766,867    1,239,428       373,878      165,204        56,210        11,448
    Increase for purchase
      payments received            390,462      476,658       142,077       47,795        26,236        24,696
    Decrease for withdrawal
      of funds                     (22,019)     (19,375)      (12,139)      (9,135)       (2,688)         (536)
                                ------------  -----------  ------------  -----------  ------------  ------------
    Outstanding, end of year     1,135,310    1,696,711       503,816      203,864        79,758        35,608
                                ============  ===========  ============  ===========  ============  ============

                                                     December 31, 2002
                                                   Segregated Subaccounts
                                              --------------------------------
                                                 Small Cap          Basic
                                                Value Focus      Value Focus
                                              --------------    --------------
Accumulation units:
     Outstanding, beginning of year              119,801            66,644
     Increase for purchase payments received     103,424            88,261
     Decrease for withdrawal of funds             (8,987)           (1,739)
                                              --------------    --------------
     Outstanding, end of year                    214,238           153,166
                                              ==============    ==============

                                                                  December 31, 2002
                                                                Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                   VP            VP                                         Dual
                                     VP       Capital and    Income and         VP            VP          Strategy
                                  Balanced    Appreciation     Growth         Ultra       International     Fund
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year   36,514        10,356        14,457         21,801         5,151        694,276
    Increase for purchase
      payments received              50,281        15,366        19,556         34,203        10,012        367,458
    Decrease for withdrawal
      of funds                       (5,108)         (325)       (6,749)          (716)       (1,517)       (24,411)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year         81,687        25,397        27,264         55,288        13,646      1,037,323
                                ============= =============  ============  =============  ============  =============

                                                                         December 31, 2002
                                                                       Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S.              Capital              AMT              AMT
                                                Government        Appreciation         Balanced           Growth
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                   38,323             2,490            36,090              6,289
    Increase for purchase
       payments received                             54,807             5,930            20,325             12,801
    Decrease for withdrawal
       of funds                                      (4,564)             (147)          (14,608)              (612)
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                         88,566             8,273            41,807             18,478
                                              ================  ================  ================   ================

                                                                   December 31, 2001
                                                                Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                  Socially       Small
                                Responsible      Stock         Growth        Company      International  Technology
                                   Growth        Index       and Income       Stock          Value         Growth
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year  394,034       835,502       250,767        118,262        26,819             --
    Increase for purchase
      payments received             386,617       421,534       125,948         51,738        31,485         11,450
    Decrease for withdrawal
      of funds                      (13,784)      (17,608)       (2,837)        (4,796)       (2,094)            (2)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year        766,867     1,239,428       373,878        165,204        56,210         11,448
                                ============= =============  ============  =============  ============  =============

                                                                   December 31, 2001
                                                                Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                                High        Small Cap     International    Basic
                                   Prime        American       Current        Value         Equity         Value
                                    Bond        Balanced       Income         Focus          Focus         Focus
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year   48,106       123,674        11,451         49,990         5,529         17,180
    Increase for purchase
      payments received              10,949        28,039         2,326         81,012            --         57,764
    Decrease for withdrawal
      of funds                      (59,055)     (151,713)      (13,777)       (11,201)       (5,529)        (8,300)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year             --            --            --        119,801            --         66,644
                                ============= =============  ============  =============  ============  =============

                                                                   December 31, 2001
                                                                Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                               VP Capital        VP                                         Dual
                                     VP           and        Income and         VP            VP          Strategy
                                  Balanced    Appreciation     Growth         Ultra       International     Fund
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year       --            --            --             --            --        395,899
    Increase for purchase
      payments received              44,514        13,800        15,813         22,676         5,169        325,132
    Decrease for withdrawal
      of funds                       (8,000)       (3,444)       (1,356)          (875)          (18)       (26,755)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year         36,514        10,356        14,457         21,801         5,151        694,276
                                ============= =============  ============  =============  ============  =============

                                                                         December 31, 2001
                                                                       Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S.              Capital             AMT               AMT
                                                Government        Appreciation        Balanced            Growth
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                       --                --                --                 --
    Increase for purchase
       payments received                             38,619             2,492            36,096              6,290
    Decrease for withdrawal
       of funds                                        (296)               (2)               (6)                (1)
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                         38,323             2,490            36,090              6,289
                                              ================  ================  ================   ================

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2002 and 2001 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2002

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


                                              KPMG LLP

Oklahoma City, Oklahoma
March 11, 2003

                                AMERICAN FIDELITY ASSURANCE COMPANY
                                         AND SUBSIDIARIES

                                    Consolidated Balance Sheets

                                    December 31, 2002 and 2001
                             (In thousands, except per share amounts)

     Assets                                                             2002            2001
                                                                    ------------     ------------
Investments:
       Fixed maturities available for sale, at fair value
            (amortized cost of $1,476,987 and $1,314,630
            in 2002 and 2001, respectively)                         $  1,556,036        1,338,195
       Equity securities, at fair value:
            Preferred stock (cost of $14,061 and $12,802 in 2002
                 and 2001, respectively)                                  14,646           13,142
            Common stocks (cost of $7,397 and $7,728 in
                 2002 and 2001, respectively)                              7,524            7,884
       Mortgage loans on real estate, net                                223,124          190,189
       Investment real estate, at cost (less accumulated
            depreciation of $8 and $5 in 2002
            and 2001, respectively)                                        4,134            4,137
       Policy loans                                                       26,814           25,619
       Short-term and other investments                                   15,941           40,562
                                                                    ------------     ------------
                                                                       1,848,219        1,619,728
                                                                    ------------     ------------
Cash                                                                      41,314           70,652
                                                                    ------------     ------------
Accrued investment income                                                 20,899           18,928
                                                                    ------------     ------------
Accounts receivable:
       Uncollected premiums                                               58,088           59,302
       Reinsurance receivable                                            672,710          640,789
       Other                                                              13,321           16,404
                                                                    ------------     ------------
                                                                         744,119          716,495
Deferred policy acquisition costs                                        284,416          273,507
Other assets                                                               7,478            5,387
Separate account assets                                                  198,258          243,861
                                                                    ------------     ------------
                           Total assets                             $  3,144,703        2,948,558
                                                                    ============     ============

                                AMERICAN FIDELITY ASSURANCE COMPANY
                                         AND SUBSIDIARIES

                                    Consolidated Balance Sheets

                                    December 31, 2002 and 2001
                             (In thousands, except per share amounts)
     Liabilities and Stockholder's Equity                                2002            2001
                                                                    ------------     ------------
Policy liabilities:
       Reserves for future policy benefits:
            Life and annuity                                        $    722,716          689,415
            Accident and health                                          263,432          250,485
       Unearned premiums                                                   3,224            3,593
       Benefits payable                                                   64,421           53,254
       Funds held under deposit administration contracts                 582,386          549,053
       Other policy liabilities                                          122,865          114,208
                                                                    ------------     ------------
                                                                       1,759,044        1,660,008
                                                                    ------------     ------------
Other liabilities:
       Funds withheld under reinsurance contract (notes 11 and 12)       482,730          443,722
       Net deferred income tax liability                                  85,819           70,012
       General expenses, taxes, licenses and fees payable,
            and other liabilities                                        106,659           79,399
                                                                    ------------     ------------
                                                                         675,208          593,133
Notes payable                                                            148,643          129,357
Separate account liabilities                                             198,258          243,861
                                                                    ------------     ------------
                           Total liabilities                           2,781,153        2,626,359
                                                                    ------------     ------------
Stockholder's equity:
       Common stock, par value $10 per share.  250,000
            shares authorized, issued, and outstanding                     2,500            2,500
       Additional paid-in capital                                         29,276           27,465
       Accumulated other comprehensive income                             47,053           15,533
       Retained earnings                                                 284,721          276,701
                                                                    ------------     ------------
                           Total stockholder's equity                    363,550          322,199
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                    ------------     ------------
                         Total liabilities and stockholder's equity $  3,144,703        2,948,558
                                                                    ============     ============

See accompanying notes to consolidated financial statements.

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                             Consolidated Statements of Income

                                       Years ended December 31, 2002, 2001, and 2000
                                         (In thousands, except per share amounts)
                                                                            2002               2001              2000
                                                                        -------------      ------------      ------------
Revenues:
      Premiums:
           Life and annuity                                             $      30,374            33,411            31,950
           Accident and health                                                336,425           274,097           227,466
                                                                        -------------      ------------      ------------
                                                                              366,799           307,508           259,416
      Net investment income                                                    73,747            65,297            73,311
      Other income, net                                                        18,763            33,185            21,007
                                                                        -------------      ------------      ------------
                          Total revenues                                      459,309           405,990           353,734
                                                                        -------------      ------------      ------------
Benefits:
      Benefits paid or provided:
           Life and annuity                                                    22,858            26,714            25,134
           Accident and health                                                175,925           138,037           117,467
      Interest credited to funded contracts                                    27,887            28,148            28,558
      (Decrease) increase in reserves for future policy benefits:
           Life and annuity (net of increase in reinsurance
                reserves ceded of $34,876, $49,463, and $791 in 2002,
                2001, and 2000, respectively)                                  (1,575)              597             3,905
           Accident and health (net of [decrease] increase in
                reinsurance reserves ceded of $[1,857], $39,390, and
                $[10,239], in 2002, 2001, and 2000, respectively)              14,804            21,707            16,580
                                                                        -------------      ------------      ------------
                                                                              239,899           215,203           191,644
                                                                        -------------      ------------      ------------
Expenses:
      Selling costs                                                           113,345            93,159            77,835
      Other operating, administrative, and general expenses                    73,171            71,668            59,399
      Taxes, other than federal income taxes, and licenses
           and fees                                                            16,620            12,118            10,754
      Increase in deferred policy acquisition costs                           (10,909)          (31,269)          (27,017)
                                                                        -------------      ------------      ------------
                                                                              192,227           145,676           120,971
                                                                        -------------      ------------      ------------
                          Total benefits and expenses                         432,126           360,879           312,615
                                                                        -------------      ------------      ------------
                          Income before income tax expense (benefit)           27,183            45,111            41,119
                                                                        -------------      ------------      ------------
Income tax expense (benefit):
      Current                                                                   6,630             3,358            21,256
      Deferred                                                                 (1,006)           10,837            (8,183)
                                                                        -------------      ------------      ------------
                                                                                5,624            14,195            13,073
                                                                        -------------      ------------      ------------
                          Net income                                    $      21,559            30,916            28,046
                                                                        =============      ============      ============
Basic net income per share                                              $       86.24            123.66            112.18

See accompanying notes to consolidated financial statements.

                                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                                          AND SUBSIDIARIES

                                           Consolidated Statements of Stockholder's Equity

                                            Years ended December 31, 2002, 2001, and 2000
                                                           (In thousands)
                                                                                                      Accumulated
                                                                   Additional                            other             Total
                                                    Common          paid-in          Retained        comprehensive     stockholder's
                                                     stock          capital          earnings        income (loss)        equity
                                                  -----------     -----------      ------------      ------------      ------------
Balance at December 31, 1999                      $    2,500          23,244           244,870           (18,129)          252,485
Comprehensive income:
       Net income                                        --              --             28,046               --             28,046
       Net change in unrealized holding
            loss on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             10,934            10,934
                                                                                                                      ------------
       Comprehensive income                                                                                                 38,980
Dividends                                                --              --            (11,137)              --            (11,137)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2000                           2,500          23,244           261,779            (7,195)          280,328
Comprehensive income:
       Net income                                        --              --             30,916               --             30,916
       Net change in unrealized holding
            loss on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             22,728            22,728
                                                                                                                      ------------
       Comprehensive income                                                                                                 53,644
Capital contribution                                     --            4,221               --                --              4,221
Dividends                                                --              --            (15,994)              --            (15,994)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2001                           2,500          27,465           276,701            15,533           322,199
Comprehensive income:
       Net income                                        --              --             21,559               --             21,559
       Net change in unrealized holding
            gain on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             36,308            36,308
       Minimum pension liability
            adjustment, net                              --              --                --             (4,788)           (4,788)
                                                                                                                      ------------
       Comprehensive income                                                                                                 53,079
Capital contribution                                     --            1,811               --                --              1,811
Dividends                                                --              --            (13,539)              --            (13,539)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2002                      $    2,500          29,276           284,721            47,053           363,550
                                                  ==========     ===========      ============      ============      ============

See accompanying notes to consolidated financial statements.

                                         AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES

                                        Consolidated Statements of Cash Flows

                                    Years ended December 31, 2002, 2001, and 2000
                                                   (In thousands)
                                                                       2002             2001              2000
                                                                  -------------     -------------     -------------
Cash flows from operating activities:
      Net income                                                  $     21,559            30,916            28,046
                                                                  -------------     -------------     -------------
      Adjustments to reconcile net income to net cash
        provided by operating activities:
               Provision for depreciation                                    3                46               152
               Accretion of discount on investments                     (4,286)           (2,822)             (538)
               Realized (gains) losses on investments                   (2,366)            4,556              (199)
               Increase in deferred policy acquisition costs           (10,909)          (31,269)          (27,017)
               (Increase) decrease in accrued investment
                    income                                              (1,971)            1,621              (257)
               Increase in accounts receivable                         (27,624)          (63,538)          (15,057)
               (Increase) decrease in other assets, net of
                    realized gains                                      (2,091)              665             2,283
               Increase in policy liabilities                           55,924           121,658            29,064
               Interest credited on deposit and other
                    investment-type contracts                           27,887            28,148            28,558
               Charges on deposit and other
                    investment-type contracts                           (6,667)           (8,190)          (10,047)
               Increase in general expenses, taxes, licenses
                    and fees payable, funds withheld under
                    reinsurance contract, and other liabilities         58,901            60,595            12,689
               Deferred income taxes                                    (1,006)           10,837            (8,183)
                                                                  -------------     -------------     -------------
                        Total adjustments                               85,795           122,307            11,448
                                                                  -------------     -------------     -------------
                        Net cash provided by operating activities      107,354           153,223            39,494
                                                                  -------------     -------------     -------------
Cash  flows from investing activities: Sale, maturity,
  or repayment of investments:
           Fixed maturities available for sale                         606,026           621,559           208,148
           Equity securities                                             3,749             5,734            18,821
           Mortgage loans on real estate                                22,904            17,676            24,225
           Real estate                                                     --              3,344                 7
      Net change in short-term and
           other investments, net of realized gains                     23,103            (7,659)           19,566
      Purchase of investments:
           Fixed maturities available for sale                        (759,674)         (666,993)         (217,001)
           Equity securities                                            (4,677)             (672)           (1,784)
           Mortgage loans on real estate                               (56,378)          (48,941)          (37,740)
           Real estate                                                     --                --             (6,086)
      Net change in policy loans                                        (1,195)             (134)              (63)
      Cash received in assumption reinsurance
           agreement (note 12)                                             --                --              1,756
                                                                  -------------     -------------     -------------
                        Net cash (used in) provided by
                             investing activities                     (166,142)          (76,086)            9,849
                                                                  -------------     -------------     -------------

                                         AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES

                                        Consolidated Statements of Cash Flows

                                    Years ended December 31, 2002, 2001, and 2000
                                                   (In thousands)
                                                                        2002            2001              2000
                                                                  ---------------   -------------     -------------
Cash flows from financing activities:
      Dividends paid to parent                                    $     (13,539)         (14,719)          (11,137)
      Capital contribution from parent                                    1,811            4,221               --
      Proceeds from notes payable                                        20,000              --            105,434
      Repayment of notes payable                                           (714)         (10,714)         (102,714)
      Deposits to deposit and other
           investment-type contracts                                     76,438           62,791            55,983
      Withdrawals from deposit and other
           investment-type contracts                                    (54,546)         (65,833)          (95,298)
                                                                  --------------    -------------     -------------
                    Net cash provided by (used in)
                         financing activities                            29,450          (24,254)          (47,732)
                                                                  --------------    -------------     -------------
                    Net (decrease) increase in cash                     (29,338)          52,883             1,611
Cash at beginning of year                                                70,652           17,769            16,158
                                                                  --------------    -------------     -------------
Cash at end of year                                               $      41,314           70,652            17,769
                                                                  ==============    =============     =============
Supplemental disclosure of cash flow information:
      Cash paid during the year for:
           Interest on notes payable                              $       8,056            8,406             8,724
           Federal income taxes, net of refunds received                 10,271           20,500             8,850
Supplemental disclosure of noncash investing activities:
      Change in unrealized holding gain on
           investment available for sale, net of deferred tax
           expense of $19,392, $12,394 and $5,888
            in 2002, 2001, and 2000, respectively                        36,308           22,728            10,934
      Minimum pension liability adjustment, net of
           deferred tax benefit of $2,579                                (4,788)             --                --
Supplemental disclosure of amounts transferred
      to parent company through dividend of affiliated
      companies:
           Real estate                                                      --            10,449               --
           Accounts receivable                                              --                13               --
           Accrued investment income                                        --                 5               --
           Other assets                                                     --               250               --
           Notes payable                                                    --             9,042               --
           Deferred tax liability                                           --                44               --
           Other liabilities                                                --               356               --

See accompanying notes to consolidated financial statements.


                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001, and 2000




(1)  Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 32% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 300 salaried managers and agents, and over 9,100 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division has begun marketing individual life products through the internet and through independent brokers.

     (b)  Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, they are classified as held to maturity and carried at amortized cost. Investments to be held for indefinite periods of time and not intended to be held to maturity are classified as available for sale and carried at fair value. Fair values of investments available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale.

          The effects of any unrealized holding gains or losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value, except for the Company's investment in common stock of the Federal Home Loan Bank of Topeka, which is a required investment that is carried at cost. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and
          Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts for Account B and the 19 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2002, 2001, and 2000, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an Interpretation of FASB Statements No. 5, 57 and 107 and a Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 elaborates on the disclosures to be made by a guarantor in its financial statements about its obligations under guarantees issued. FIN 45 also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of FIN 45 are applicable to guarantees issued or modified after December 31, 2002 and are not expected to have a material effect on the Company's consolidated financial statements. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (note 14).

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51 (FIN
          46). FIN 46 addresses the consolidation by business enterprises of variable interest entities as defined in FIN 46. FIN 46 applies immediately to variable interests in variable interest entities created after January 31, 2003, and to variable interests in variable interest entities obtained after January 31, 2003. For nonpublic enterprises, such as the Company, with a variable interest in a variable interest entity created before February 1, 2003, FIN 46 is applied to the enterprise no later than the end of the first annual reporting period beginning after June 15, 2003. FIN 46 requires certain disclosures in financial statements issued after January 31, 2003 if it is reasonably possible that the Company will consolidate or disclose information about variable interest entities when FIN 46 becomes effective. The application of FIN 46 is not expected to have a material effect on the Company's financial statements and no consolidation or disclosure is anticipated.

          In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No.141
          requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria intangible assets acquired in a purchase method business combination must meet to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142. SFAS No. 142 also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, or SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, upon adoption. SFAS No. 144 supersedes SFAS No. 121; however, it retains the fundamental provisions of SFAS No. 121 for (a) recognition and measurement of the impairment of long-lived assets to be held and used and (b)
          measurement of long-lived assets to be disposed of by sale. The Company adopted the provisions of SFAS No. 141 in 2001 and SFAS Nos. 142 and 144 effective January 1, 2002. The adoption of SFAS Nos. 141, 142, and 144 did not have an impact on the consolidated financial position or results of operations of the Company.

          In February 2003, the Derivatives Implementation Group (DIG) of the FASB issued Statement 133 Implementation Issue No. B36 (DIG B36), which discusses the accounting treatment under SFAS 133 for modified coinsurance arrangements in which funds are withheld by the ceding insurer. The DIG determined that these types of arrangements include an embedded derivative that must be bifurcated from the host instrument. DIG B36 is also applicable to other funds withheld arrangements that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. The effective date of DIG B36, is the first day of the first fiscal quarter beginning after June 15, 2003. The Company is currently evaluating the effect that this interpretation may have upon its operations.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of accounting principles generally accepted in the United States of America. The Company reported statutory net income for the years ended December 31, 2002, 2001, and 2000 of approximately $19,656,000,
     $15,676,000, and $16,293,000, respectively. The Company reported statutory capital and surplus at December 31, 2002 and 2001 of approximately $146,661,000 and $142,839,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma  Insurance  Department  has adopted  risk-based  capital (RBC)
     requirements  for  life  insurance   companies.   These   requirements  are
     applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At  December  31,  2002  and  2001,   the  statutory  TAC  of  the  Company
     significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                              2002          2001         2000
                                           ---------      --------     --------
     Interest on fixed maturities          $  95,158      $ 94,862     $ 67,579
     Dividends on equity securities            1,404         1,694          691
     Interest on mortgage loans               17,281        13,883       13,301
     Investment real estate income                 5           351        1,375
     Interest on policy loans                  2,994         2,519        1,775
     Interest on short-term investments          757         1,283        1,927
     Net realized gains (losses)               2,366        (4,556)         199
     Other                                       (66)         (750)       1,059
                                           ---------      --------     --------
                                             119,899       109,277       87,906
     Less reinsurance allowance for investment
       income under funds withheld arrangement
       (note 12)                             (31,891)      (29,575)        --
     Less investment expenses                (14,261)      (14,405)     (14,595)
                                           ---------      --------     --------
          Net investment income            $  73,747      $ 65,297     $ 73,311
                                           =========      ========     ========

     Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                                    2002                      2001                       2000
                                           ----------------------    -----------------------    -----------------------
                                           Realized    Unrealized    Realized     Unrealized    Realized     Unrealized
                                           --------    ----------    --------     ----------    --------     ----------
     Fixed maturities available for sale   $  4,423     $ 55,484     $ (6,469)     $ 34,961     $ (1,793)     $ 18,704
     Equity securities                         --            216           49           161        2,215        (1,882)
     Real estate                               --           --          1,545          --           --            --
     Mortgage loans                            (539)        --           (316)         --           (133)         --
     Short-term and other                    (1,518         --            635          --            (90)         --
                                           --------     --------     --------      --------     --------      --------
                                           $  2,366     $ 55,700     $ (4,556)     $ 35,122     $    199      $ 16,822
                                           ========     ========     ========      ========     ========      ========

     Included in the above realized gains (losses) is the increase in the allowance for possible losses on mortgage loans of $539,000, $316,000, and $133,000 in 2002, 2001, and 2000, respectively.

     The gross unrealized holding gains on equity securities available for sale were approximately $720,000 and $496,000 in 2002 and 2001, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $8,000 in 2002.

     The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                            December 31, 2002
                                        ---------------------------------------------------------
                                                          Gross           Gross
                                                        unrealized      unrealized
                                        Amortized        holding         holding       Estimated
                                          cost            gains          losses        fair value
                                        ----------      --------         -------       ----------
     U.S. Treasury securities and
        obligations of U.S.
        government corporations         $  239,859      $  9,100         $   (12)      $  248,947
     States and territories                 39,402         4,839            --             44,241
     Special revenue                         1,516            30            --              1,546
     Corporate securities                  699,440        45,280          (3,533)         741,287
     Mortgage-backed securities            496,770        23,383            (138)         520,015
                                        ----------      --------         -------       ----------
                Total                   $1,476,987      $ 82,732         $(3,683)      $1,556,036
                                        ==========      ========         =======       ==========

                                                            December 31, 2001
                                        ---------------------------------------------------------
                                                          Gross           Gross
                                                        unrealized      unrealized
                                        Amortized        holding         holding       Estimated
                                          cost            gains          losses        fair value
                                        ----------      --------         -------       ----------
     U.S. Treasury securities and
        obligations of U.S.
        government corporations         $  129,284      $  1,973         $  (694)      $  130,563
     States and territories                 40,071         1,951              (3)          42,019
     Corporate securities                  692,707        16,946          (6,345)         703,308
     Mortgage-backed securities            452,568        10,655            (918)         462,305
                                        ----------      --------         -------       ----------
                Total                   $1,314,630      $ 31,525         $(7,960)      $1,338,195
                                        ==========      ========         =======       ==========

     The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2002 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized       Estimated
                                                        cost         fair value
                                                     ----------      ----------
     Due in one year or less                         $  101,712      $  102,849
     Due after one year through five years              201,109         210,725
     Due after five years through ten years             270,183         289,124
     Due after ten years                                407,213         433,323
                                                     ----------      ----------
                                                        980,217       1,036,021
     Mortgage-backed securities                         496,770         520,015
                                                     ----------      ----------
                Totals                               $1,476,987      $1,556,036
                                                     ==========      ==========

     Proceeds from sales of investments in fixed maturities available for sale were approximately $310,224,000, $486,169,000, and $152,942,000 in 2002,
     2001, and 2000, respectively. Gross gains of approximately $9,437,000, $17,199,000, and $2,387,000 and gross losses of approximately $6,089,000,
     $24,336,000, and $4,275,000 were realized on those sales in 2002, 2001, and 2000, respectively. In addition, the Company realized net gains of approximately $1,075,000, $668,000, and $95,000 during 2002, 2001, and
     2000, respectively, on investments in fixed maturities that were called or prepaid.

     Included in short-term and other investments at December 31, 2002 and 2001, respectively, are derivative instruments of approximately $3,116,000 and $3,887,000, which are carried at fair value. Upon the adoption of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, on January 1, 2001, the Company recorded the cumulative effect of this change in accounting principle of approximately $375,000, before tax, as a realized gain in the 2001 consolidated statement of income. The net change in the fair value of these derivatives in 2002 and 2001 of approximately
     $1,518,000 and $85,000, respectively, before tax, is also reported as a realized loss in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

     At December 31, 2002 and 2001, investments with carrying values of approximately $2,199,000 and $2,581,000, respectively, were on deposit with state insurance departments as required by statute.

(4)  Fair Value of Financial Instruments

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                        2002                          2001
                                             --------------------------      -------------------------
                                             Carrying        Estimated       Carrying       Estimated
                                              amount         fair value       amount        fair value
                                             ----------      ----------      ----------     ----------
     Financial assets:
        Cash                                 $   41,314      $   41,314      $   70,652     $   70,652
        Short-term and other investments         15,941          15,941          40,562         40,562
        Accounts receivable                      71,409          71,409          75,706         75,706
        Accrued investment income                20,899          20,899          18,928         18,928
        Reinsurance receivables on paid
          and unpaid benefits                   672,710         672,710         640,789        640,789
        Policy loans                             26,814          26,814          25,619         25,619
        Fixed maturities available for sale   1,556,036       1,556,036       1,338,195      1,338,195
        Equity securities                        22,170          22,170          21,026         21,026
        Mortgage loans                          223,124         254,225         190,189        200,661

     Financial liabilities:
        Certain policy liabilities              641,353         634,723         609,784        602,030
        Other liabilities                       106,659         106,659          79,399         79,399
        Notes payable                           148,643         168,663         129,357        140,807


     Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

     Policy Loans

     Policy loans have average interest yields of approximately 6.50% as of December 31, 2002 and 2001 and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

     Fixed Maturities Available for Sale

     The fair value of fixed maturities available for sale is estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     Equity Securities

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     Mortgage Loans

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.69% and 7.85% for December 31, 2002 and 2001, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.65% and 7.27% for December 31, 2002 and 2001, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     Certain Policy Liabilities

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                  December 31, 2002              December 31, 2001
                                             --------------------------      -------------------------
                                             Carrying        Estimated       Carrying       Estimated
                                              amount         fair value       amount        fair value
                                             ---------       ----------      ---------      ----------
     Funds held under deposit
        administration contracts             $ 582,386       $ 574,682       $ 549,053      $ 540,042
     Annuities                                  58,967          60,041          60,731         61,988


     Notes Payable

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

     Limitations

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                Life and        Accident and
                                                annuity            health         Total
                                                --------        ------------    --------

     Year ended December 31, 2002:
        Deferred costs                          $ 11,859        $ 66,498        $ 78,357
        Amortization                             (15,652)        (51,796)        (67,448)
                                                --------        --------        --------
                Net (decrease) increase         $ (3,793)       $ 14,702        $ 10,909
                                                ========        ========        ========
     Year ended December 31, 2001:
        Deferred costs                          $  9,071        $ 54,928        $ 63,999
        Amortization                              (3,728)        (29,002)        (32,730)
                                                --------        --------        --------
                Net increase                    $  5,343        $ 25,926        $ 31,269
                                                ========        ========        ========

     Year ended December 31, 2000:
        Deferred costs                          $  8,728        $ 45,710        $ 54,438
        Amortization                              (4,336)        (23,085)        (27,421)
                                                --------        --------        --------
                Net increase                    $  4,392        $ 22,625        $ 27,017
                                                ========        ========        ========

(6)  Reserves for Future Policy Benefits

     Reserves for life and annuity future policy  benefits as of December 31 are
     principally  based  on  the  interest   assumptions  set  forth  below  (in
     thousands):

                                                                                   Interest
                                                  2002            2001            assumptions
                                                ---------       ---------       ---------------
     Life annuity reserves:
        Issued prior to 1970                    $   3,455       $   3,440            4.75%
        Issued 1970 through 1980                   31,216          30,742       6.75% to 5.25%
        Issued after 1982 (indeterminate
          premium products)                           743             687       10.00% to 8.50%
        Issued through 1987 (acquired business)     1,184           1,220           11.00%
        Issued 1981-1994 (all other)               35,944          34,745       8.50% to 7.00%
        Issued after 1994 (all other)              14,634          11,214            7.00%
        Life contingent annuities                  35,169          34,642          Various*
        Group term life waiver of premium
          disabled lives                            8,361           7,402            6.00%
        Reserves acquired through assumption
          reinsurance agreement (note 12)         590,220         559,582       5.50% to 2.25%
        All other life reserves                     1,790           5,741          Various
                                                ---------       ---------
                                                $ 722,716       $ 689,415
                                                =========       =========
     ---------------

*    These reserves are revalued as limited-pay contracts.  As a result, the reserve is somewhat greater than the present  value of future  benefits  and  expenses at the assumed  interest rates,  i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  Liability for Benefits Payable

     The provision for benefits pertaining to prior years increased by approximately $1,000,000 in 2002 primarily due to fluctuations in the group medical line. The provision for benefits pertaining to prior years
     decreased  by   approximately   $5,400,000   in  2001   primarily   due  to
     better-than-anticipated   loss  experience   related  to  group  disability
     business.

(8)  Notes Payable

     Notes payable as of December 31 are summarized as follows:

                                                                     2002            2001
                                                                   --------        --------
                                                                        (In thousands)
        6.07% line of credit, due in 2003, interest due monthly    $ 25,000        $ 25,000
        5.80% line of credit, due in 2004, interest due monthly       5,000           5,000
        5.05% line of credit, due in 2005, interest due monthly       2,143           2,857
        5.55% line of credit, due in 2008, interest due monthly       6,500           6,500
        5.03% line of credit, due in 2008, interest due monthly       5,000           5,000
        5.60% line of credit, due in 2009, interest due monthly       5,000           5,000
        3.10% line of credit, due in 2009, interest due monthly      10,000            --
        6.19% line of credit, due in 2010, interest due monthly      10,000          10,000
        6.61% line of credit, due in 2010, interest due monthly      10,000          10,000
        6.33% line of credit, due in 2010, interest due monthly      15,000          15,000
        6.87% line of credit, due in 2010, interest due monthly      15,000          15,000
        6.31% line of credit, due in 2010, interest due monthly      15,000          15,000
        3.82% line of credit, due in 2012, interest due monthly      10,000            --
        5.87% line of credit, due in 2014, interest due monthly      15,000          15,000
                                                                  ---------       ---------
                                                                  $ 148,643       $ 129,357
                                                                  =========       =========

     AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $148,643,000 and $129,357,000 at December 31, 2002 and 2001,
     respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $160,633,000 and $143,533,000 at December 31, 2002 and 2001, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank
     One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 74,322 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $7,432,000 at December 31, 2002.

     The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2002.

     Interest expense for the years ended December 31, 2002, 2001, and 2000 totaled approximately $8,113,000, $8,346,000, and $8,738,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2002 are as follows (in thousands):

        2003                                    $  25,000
        2004                                        5,000
        2005                                        2,143
        2006                                         --
        2007                                         --
        Thereafter                                116,500
                                                ---------
                                                $ 148,643
                                                =========

(9)  Income Taxes

     Total 2002 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, and increased dividends received deduction and tax-exempt interest. In 2001, the difference is principally due to management fees paid to AFC that are treated as dividends for financial reporting purposes.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                   2002             2001
                                                ---------        ---------
     Deferred tax assets:
        Other investments                       $     771        $     974
        Life and health reserves                   29,461           28,113
        Other liabilities and assets                3,054               34
        Minimum pension liability                   2,579             --
        Capital loss carryover                       --                949
                                                ---------        ---------
             Total gross deferred tax assets       35,865           30,070
                                                ---------        ---------
     Deferred tax liabilities:
        Fixed maturities                          (28,441)          (9,080)
        Equity securities                            (151)            (287)
        Deferred policy acquisition costs         (78,278)         (76,332)
        Due and deferred premiums                 (14,814)         (14,383)
                                                ---------        ---------
             Total gross deferred tax
               liabilities                       (121,684)        (100,082)
                                                ---------        ---------
             Net deferred tax liability         $ (85,819)       $ (70,012)
                                                =========        =========

     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes income taxes receivable of approximately $5,829,000 and $2,188,000 at December 31, 2002 and 2001, respectively.

     The Company incurred approximately $4,516,000 in net capital losses during 2001. A capital loss carryback claim was allowed for approximately $1,402,000 of this capital loss and the remaining amount, approximately $3,114,000, was utilized in 2002.

     Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1983 levels. These balances, referred to as the "policyholders surplus account," were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,000.

(10) Other Comprehensive Income (Loss)

     The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                             Year ended December 31, 2002
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 51,277        $ (17,844)      $ 33,433
        Plus: reclassification adjustment for
          losses                                           4,423           (1,548)         2,875
        Minimum pension liability                         (7,367)           2,579         (4,788)
                                                        --------        ---------       --------
     Other comprehensive income                         $ 48,333        $ (16,813)      $ 31,520
                                                        ========        =========       ========

                                                             Year ended December 31, 2001
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 28,702        $(10,147)       $ 18,555
        Less: reclassification adjustment for
          gains included in net income                     6,420          (2,247)          4,173
                                                        --------        ---------       --------
     Other comprehensive income                         $ 35,122        $(12,394)       $ 22,728
                                                        ========        =========       ========

                                                             Year ended December 31, 2000
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 17,244        $ (6,036)       $ 11,208
        Less: reclassification adjustment for
          losses in net income                              (422)            148            (274)
                                                        --------        ---------       --------
     Other comprehensive income                         $ 16,822        $ (5,888)       $ 10,934
                                                        ========        =========       ========

     At December 31, 2002 and 2001, the components of accumulated other comprehensive income (loss) are as follows (in thousands):

                                                       2002             2001
                                                    ---------        ---------
     Unrealized holding gains, net of deferred
        tax liability of $27,920 and $8,528 in
        2002 and 2001, respectively                 $ 51,841         $ 15,533
     Minimum pension liability, net of deferred
        tax benefit of $2,579 in 2002                 (4,788)            --
                                                    --------         --------
                                                    $ 47,053         $ 15,533
                                                    ========         ========

(11) Reinsurance

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2002, reinsurance receivables with a carrying value of approximately $71,808,000 were associated with two reinsurers. At December 31, 2001, reinsurance receivables with a carrying value of approximately $29,567,000 were associated with one reinsurer. In addition, reinsurance receivables of approximately $481,048,000 and $441,373,000 in 2002 and 2001, respectively, were associated with one reinsurer (note 12).

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2002 and 2001, the face amounts of life insurance in force that are reinsured amounted to approximately $12,805,000,000 (approximately 61.9% of total life insurance in force) and $12,137,000,000 (approximately 60.8% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(235,456,000), $(226,503,000), and $(88,517,000), for life and accident and health reinsurance ceded, and $13,940,000,  $10,659,000, and $1,092,000 for life and accident and health reinsurance assumed for the years ended December 31, 2002, 2001, and 2000, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $178,979,000, $185,210,000, and $104,660,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

(12) Acquired Business

     (a)  Mid-Continent Life Insurance Company

          Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $482,730,000 and $443,722,000 to HLR and maintaining a funds withheld liability at December 31, 2002 and 2001, respectively.

          Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds will be remitted to the Company after all such costs have been paid.

          As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

          The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

          Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases
          (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2002 and 2001, before tax, was approximately $4,191,000 and $5,699,000, respectively. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No.
          113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

     (b)  American Standard Life and Accident Insurance Company

          Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $379,000, $437,000, and
          $504,000 of amortization was recorded in 2002, 2001, and 2000, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2002 and 2001 balance of the PVP asset approximates $2,104,000 and $2,483,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

          An estimate of the amortization of the PVP for the next five years is as follows:

                2003                                    $ 328,000
                2004                                      284,000
                2005                                      246,000
                2006                                      210,000
                2007                                      178,000

(13) Employee Benefit Plans

     The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

     The Plan's funded status as of December 31 is summarized as follows (in thousands):

                                                                          2002            2001
                                                                        ---------       ---------
     Actuarial present value of benefit obligation:
        Vested benefits                                                 $ 28,974        $ 22,489
        Nonvested benefits                                                 3,238           2,627
                                                                        --------        --------
                Total accumulated benefit obligation                    $ 32,212        $ 25,116
                                                                        ========        ========

     Change in benefit obligation:
        Benefit obligation at beginning of period                       $ 31,104        $ 23,893
        Service cost                                                       2,803           2,187
        Interest cost                                                      2,225           1,954
        Actuarial loss                                                     6,071           5,664
        Benefits paid                                                     (1,406)         (2,594)
                                                                        --------        --------
                Benefit obligation at end of period                     $ 40,797        $ 31,104
                                                                        ========        ========

     Change in plan assets:
        Fair value of plan assets at beginning of period                $ 25,245        $ 24,476
        Actual return on plan assets                                      (2,782)            996
        Employer contributions                                             4,040           2,367
        Benefits paid                                                     (1,406)         (2,594)
                                                                        --------        --------
                Fair value of plan assets at end of period              $ 25,097        $ 25,245
                                                                        ========        ========

     Funded status at end of year:
        Plan assets less than projected benefit obligation              $(15,700)       $ (5,859)
        Unrecognized net actuarial loss                                   15,952           5,855
        Unrecognized prior service cost due to plan amendment                715            (143)
                                                                        --------        --------
                Prepaid pension cost (accrued pension liability)        $    967        $   (147)
                                                                        ========        ========

     In determining the projected benefit obligation, the weighted average assumed discount rates used were 6.75% and 7.25% in 2002 and 2001, respectively. The rate of increase in future salary levels was 5% in 2002 and 2001. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2002 and 2001. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

     Net periodic pension cost for the years ended December 31 included the following (in thousands):

                                               2002          2001         2000
                                             --------      --------     --------
     Service cost - benefits earned
        during period                        $ 2,803       $ 2,187      $ 1,944
     Interest costs                            2,225         1,954        1,575
     Expected return on plan assets           (2,432)       (2,521)      (2,202)
     Net amortization and deferral               329            37           15
                                             -------       -------      -------
        Net periodic pension cost            $ 2,925       $ 1,657      $ 1,332
                                             =======       =======      =======

     In 2002, the Company recorded an additional minimum pension liability for the difference between the accumulated benefit obligation and the fair value of plan assets at December 31, 2002, net of the Company's accrued benefit cost and unrecognized prior service cost at December 31, 2002. The additional liability of approximately $4,788,000, net of deferred tax benefit of approximately $2,579,000, is reported as a separate component of other comprehensive income.

     The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Internal Revenue Code. The Company contributed approximately $1,716,000, $1,466,000, and $1,273,000 to this plan during the years ended December 31, 2002, 2001, and 2000, respectively.

(14) Commitments and Contingencies

     Rent expense for office space and equipment for the years ended December 31, 2002, 2001, and 2000, was approximately $10,079,000, $9,216,000, and
     $8,864,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2002 under noncancelable long-term leases are as follows (in thousands):

                2003                                    $ 2,481
                2004                                      2,374
                2005                                      1,470
                2006                                        952
                2007                                        739

     The Company has pledged approximately $8,531,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

     The Company has outstanding mortgage loan commitments of approximately $8,384,000 and $27,597,000 at December 31, 2002 and 2001, respectively.

     As of December 31, 2002, the Company has an outstanding guarantee for approximately $7,425,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

     In the normal  course of  business,  there are  various  legal  actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15) Related-Party Transactions

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2002, 2001, and 2000, rentals paid under these leases were approximately $4,723,000, $4,210,000, and $4,139,000, respectively.

     During the years ended December 31, 2002, 2001, and 2000, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $4,285,000, $3,969,000, and $3,519,000, respectively.

     During the years ended December 31, 2002 and 2000, the Company paid management fees to AFC totaling approximately $3,977,000 and $1,863,000, respectively. During the year ended December 31, 2001, the Company paid management fees and investment advisory fees to AFC totaling approximately $2,844,000.

     The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $2,747,000, $2,203,000, and $2,194,000 in 2002, 2001, and 2000, respectively.

     During 2002, 2001, and 2000, the Company paid cash dividends to AFC of approximately $13,539,000, $14,030,000, and $11,137,000, respectively.

     During 2001, the Company paid dividends to AFC of approximately $1,964,000 in the form of common stock in affiliated companies (including the companies' cash balances of approximately $689,000).

     During 2002, 2001, and 2000, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,289,000, $3,693,000, and $2,914,000 for the years ended December 31, 2002, 2001, and 2000, respectively, and is included in selling costs and other operating, administrative, and general expenses.

     Short-term and other investments at December 31, 2002 include a note receivable from a subsidiary of AFC totaling $330,000, which bears an interest rate of 7.5% per annum. The Company recorded investment income on the note of approximately $8,000 during the year ended December 31, 2002. The Company has agreed to advance an additional $200,000 on this note in 2003, and the note matures in 2009.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.


                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Schedule III - Business Segment Information
                  Years ended December 31, 2002, 2001, and 2000
                                 (In thousands)

     The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 2002, 2001, and 2000 are included in the table below.

     Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                           2002            2001            2000
                                                        ----------      ----------      ----------
     Total revenues:
        American Fidelity Education Services Division   $  241,354      $  202,684      $  195,848
        Association Worksite Division                      158,779         127,711         113,573
        Strategic Alliance Division                         47,066          55,043          42,891
        AFAmeriLife Division                                10,274          17,593            --
        Noninsurance operations                              1,836           2,959           1,422
                                                        ----------      ----------      ----------
                                                        $  459,309      $  405,990      $  353,734
                                                        ==========      ==========      ==========

     Pretax earnings:
        American Fidelity Education Services Division   $   35,698      $   32,493      $   26,787
        Association Worksite Division                       (4,569)          3,777           8,684
        Strategic Alliance Division                         (6,698)         (1,018)          5,274
        AFAmeriLife Division                                 3,077           9,736            --
        Noninsurance operations                               (325)            123             374
                                                        ----------      ----------      ----------
                                                        $   27,183      $   45,111      $   41,119
                                                        ==========      ==========      ==========

     Total assets:
        American Fidelity Education Services Division   $1,574,785      $1,485,950      $1,357,577
        Association Worksite Division                      332,197         290,493         235,132
        Strategic Alliance Division                         92,664         190,988         232,561
        AFAmeriLife Division                             1,144,732         980,839         892,473
        Noninsurance operations                                325             288           1,603
                                                        ----------      ----------      ----------
                                                        $3,144,703      $2,948,558      $2,719,346
                                                        ==========      ==========      ==========

                                                AMERICAN FIDELITY ASSURANCE COMPANY
                                                         AND SUBSIDIARIES
                                                     Schedule IV - Reinsurance
                                           Years ended December 31, 2002, 2001, and 2000
                                                          (In thousands)

                                                                                                                       Percentage
                                                                  Ceded             Assumed                            of amount
                                              Gross              to other         from other             Net            assumed
                                              amount            companies          companies           amount           to net
                                           --------------     --------------     --------------    --------------    ------------
Year ended December 31, 2002:
      Life insurance in force             $   20,638,283         12,804,611             62,287         7,895,959          0.79%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $      121,468             91,350                256            30,374          0.84%
           Accident and health insurance         466,847            144,106             13,684           336,425          4.07%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      588,315            235,456             13,940           366,799          3.80%
                                           ==============     ==============     ==============    ==============    ============
Year ended December 31, 2001:
      Life insurance in force             $   19,912,796         12,137,102             48,531         7,824,225          0.62%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $      117,870             89,167              4,708            33,411         14.09%
           Accident and health insurance         405,482            137,336              5,951           274,097          2.17%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      523,352            226,503             10,659           307,508          3.47%
                                           ==============     ==============     ==============    ==============    ============
Year ended December 31, 2000:
      Life insurance in force             $    9,256,897         14,282,890*        10,285,475*        5,259,482        195.56%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $       36,263              4,311                 (2)           31,950         (0.01)%
           Accident and health insurance         310,578             84,206              1,094           227,466          0.48%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      346,841             88,517              1,092           259,416          0.42%
                                           ==============     ==============     ==============    ==============    ============
---------------

*    The ceded in force and the assumed in force include approximately  $10,285,000 in reinsurance related to the acquisition of a block of business from Mid-Continent Life Insurance Company. This was effected through a bulk assumption  reinsurance treaty.
     This business is 100% ceded to Hannover Life Reassurance  Company.  The percentage of amount assumed to net is 0.00% with the arrangement removed (note 12).

                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:


American Fidelity Separate Account B


     Independent Auditors' Report
     Statements of Assets and Liabilities as of December 31, 2002
     Statements of Operations for the Year Ended December 31, 2002
     Statements of Changes in Net Assets for the Years Ended  December  31, 2002
          and 2001
     Financial Highlights
     Notes to Financial Statements


American Fidelity Assurance Company


     Independent Auditors' Report
     Consolidated Balance Sheets as of December 31, 2002 and 2001
     Consolidated  Statements  of Income for the Years Ended  December 31, 2002,
          2001 and 2000
     Consolidated  Statements  of  Stockholder's  Equity  for  the  Years  Ended
          December 31, 2002, 2001 and 2000
     Consolidated  Statements  of Cash Flows for the Years  Ended  December  31,
          2002, 2001 and 2000
     Notes to Consolidated Financial Statements
     Schedule III - Business Segment Information
     Schedule IV - Reinsurance




(b) EXHIBITS

Exhibit
No.                      Description
---                      -----------

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2    Loan  Rider.   Incorporated   by  reference   to  Exhibit   99.B4(ii)  to
       Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4 Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to
       Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
       Fund), as amended. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.5    Amendment  to Fund  Participation  Agreement  between  American  Fidelity
       Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.9 Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.10 Amendment No. 1 to Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.12 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated by reference to
       Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.13 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.14 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to Exhibit 8.15 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

9*     Opinion and Consent of Counsel.

10*    Consent of Independent Auditors.

13*    Calculation of Performance Information.

99*    Organizational Chart of American Fidelity Assurance Company.


---------------
*        Filed herewith.





ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
Lynda L. Cameron                      Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                    Chairman of the Board and Chief Executive
2000 N. Classen Boulevard             Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                    Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                    Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                    Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William A. Hagstrom                   Director
204 N. Robinson, Suite 1300
Oklahoma City, Oklahoma  73102

Charles R. Eitel                      Director
One Concourse Parkway, Suite 600
Atlanta, Georgia  30328

Theodore M. Elam                      Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                      Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                 Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                        Director
18700 Saddle River
Oklahoma City, Oklahoma  73003

Paula Marshall-Chapman                Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                           President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

       The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.


ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of April 1, 2003, there were 15,101 non-qualified contract owners and 1,123 qualified contract owners.



ITEM 28.  INDEMNIFICATION

       The Bylaws of American Fidelity  Assurance Company (Article VIII, Section
3) provide, in part, that:

       (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

       (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity
Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

       (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

       (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address  Positions and Offices with Underwriter
-----------------------------------  --------------------------------------

David R. Carpenter                   Director, Chairman, President, Chief
P.O. Box 25523                       Executive Officer, Treasurer, Chief
Oklahoma City, Oklahoma  73125       Financial Officer and Investment Company
                                     and Variable Contracts Products Principal

Marvin R. Ewy                        Director, Vice President, Secretary, Chief
P.O. Box 25523                       Compliance Officer and Investment Company
Oklahoma City, Oklahoma  73125       and Variable Contracts Products Principal

Nancy K. Steeber                     Director, Vice President, Chief Operations
P.O. Box 25523                       Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125       Contracts Products Principal

       (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2002 were $519,401, representing the 0.10 Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31.  MANAGEMENT SERVICES

       Not Applicable.


ITEM 32.  UNDERTAKINGS

       (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

       American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

       American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       3. Instruct sales representatives who solicit participants `to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

       4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 25, 2003.



                            AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
                            By:  American Fidelity Assurance Company (Depositor)


                            By: JOHN W. REX
                               -----------------------------------------------
                                John W. Rex, President

                            AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                            By: JOHN W. REX
                               -----------------------------------------------
                                John W. Rex, President





       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2003.

Signature                       Title
---------                       -----

-----------------------------
Lynda L. Cameron                Director


WILLIAM M. CAMERON*
-----------------------------
William M. Cameron              Chairman, Chief Executive Officer and Director
                                (Principal Executive Officer)

DAVID R. CARPENTER*
-----------------------------
David R. Carpenter              Executive Vice President and Treasurer
                                (Principal Financial and Accounting Officer)

WILLIAM E. DURRETT*
-----------------------------
William E. Durrett              Senior Chairman of the Board and Director



-----------------------------
Charles R. Eitel                Director


THEODORE M. ELAM*
-----------------------------
Theodore M. Elam                Director


WILLIAM A. HAGSTROM*
-----------------------------
William A. Hagstrom             Director



-----------------------------
David R. Lopez                  Director



-----------------------------
Paula Marshall-Chapman          Director


JOHN W. REX
-----------------------------
John W. Rex                     President and Director


GALEN P. ROBBINS*
-----------------------------
Galen P. Robbins, M.D.          Director


---------------
* Signed by John W. Rex pursuant to a Power of Attorney executed and filed with the Securities and Exchange commission under Post-Effective Amendment No. 7 to Registration Statement filed April 7, 2003.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER      DESCRIPTION                              METHOD OF FILING
------      -----------                              ----------------

1      Resolution   adopted   by  the  Board  of  Incorporated herein by reference
       American   Fidelity   Assurance   Company
       authorizing  the   establishment  of  the
       Separate    Account.

3      Principal  Underwriters  Agreement  dated  Incorporated herein by reference
       July 14, 1997 between  American  Fidelity
       Assurance  Company,   on  behalf  of  the
       Registrant,    and   American    Fidelity
       Securities,    Inc.

4.1    Flexible   Premium   Variable  and  Fixed  Incorporated herein by reference
       Deferred    Annuity.

4.2    Loan Rider.                                Incorporated herein by reference

4.3    403(b)  Annuity  Rider.                    Incorporated herein by reference

4.4    Individual   Retirement   Annuity  Rider.  Incorporated herein by reference

5      Application Form.                          Incorporated herein by reference

6.1    Articles  of  Incorporation  of  American  Incorporated herein by reference
       Fidelity Assurance Company.

6.2    Amended and  Restated  Bylaws of American  Incorporated herein by reference
       Fidelity Assurance Company dated November
       24,  1997.

8.1    Fund Participation  Agreement dated April  Incorporated herein by reference
       18,  1997   between   American   Fidelity
       Assurance   Company  and  Merrill   Lynch
       Variable  Series Funds,  Inc., as amended
       by Exhibit 4 thereto  dated  January  20,
       1999.

8.2    Amendment to Fund Participation Agreement  Incorporated herein by reference
       between   American   Fidelity   Assurance
       Company and Merrill Lynch Variable Series
       Funds, Inc. dated June 17, 2002.

8.3    Fund  Participation  Agreement  dated May  Incorporated herein by reference
       13,  1997   between   American   Fidelity
       Assurance  Company  and  each of  Dreyfus
       Variable  Investment  Fund,  The  Dreyfus
       Socially  Responsible  Growth Fund,  Inc.
       and Dreyfus Life and Annuity  Index Fund,
       Inc. (d/b/a Dreyfus Stock Index Fund), as
       amended by  Amendment  thereto  effective
       January   1,   1999.

8.4    Amendment to Fund Participation Agreement  Incorporated herein by reference
       dated  May  13,  1997  between   American
       Fidelity  Assurance  Company  and each of
       Dreyfus  Variable  Investment  Fund,  The
       Dreyfus Socially Responsible Growth Fund,
       Inc. and Dreyfus  Life and Annuity  Index
       Fund,  Inc.  (d/b/a  Dreyfus  Stock Index
       Fund),   as  amended.

8.5    Amendment to Fund Participation Agreement  Incorporated herein by reference
       between   American   Fidelity   Assurance
       Company  and  each  of  Dreyfus  Variable
       Investment  Fund,  The  Dreyfus  Socially
       Responsible Growth Fund, Inc. and Dreyfus
       Life and Annuity Index Fund,  Inc. (d/b/a
       Dreyfus  Stock  Index Fund) dated June 3,
       2002.

8.6    Fund Participation Agreement and December  Incorporated herein by reference
       22, 1998 between Dual  Strategy  Fund and
       American  Fidelity   Assurance   Company.

8.7    First  Amendment  to  Fund  Participation  Incorporated herein by reference
       Agreement dated December 22, 1998 between
       Dual Strategy Fund and American  Fidelity
       Assurance   Company.

8.8    Second  Amendment  to Fund  Participation  Incorporated herein by reference
       Agreement  between American Fidelity Dual
       Strategy Fund, Inc. and American Fidelity
       Assurance Company dated July 16, 2002.

8.9    Shareholder   Services   Agreement  dated  Incorporated herein by reference
       February   16,  2001   between   American
       Fidelity  Assurance  Company and American
       Century   Investment    Services,    Inc.

8.10   Amendment No. 1 to  Shareholder  Services  Incorporated herein by reference
       Agreement dated February 16, 2001 between
       American  Fidelity  Assurance Company and
       American  Century  Investment   Services,
       Inc.

8.11   Amendment No. 2 to  Shareholder  Services  Incorporated herein by reference
       Agreement   between   American   Fidelity
       Assurance  Company and  American  Century
       Investment  Management,  Inc.  dated June
       27, 2002.

8.12   Fund Participation  Agreement dated April  Incorporated herein by reference
       10,  2001   between   American   Fidelity
       Assurance   Company,   Neuberger   Berman
       Advisers  Management  Trust and Neuberger
       Berman Management,  Inc.

8.13   Amendment  No.  1 to  Fund  Participation  Incorporated herein by reference
       Agreement   between   American   Fidelity
       Assurance   Company,   Neuberger   Berman
       Advisers  Management  Trust and Neuberger
       Berman  Management  Inc.  dated  June 27,
       2002.

8.14   Fund Participation  Agreement dated April  Incorporated herein by reference
       20,  2001   between   American   Fidelity
       Assurance     Company    and    Federated
       Securities    Corp.

8.15   Amendment  No.  1 to  Fund  Participation  Incorporated herein by reference
       Agreement   between   American   Fidelity
       Assurance Company and Federated Insurance
       Series  and  Federated  Securities  Corp.
       dated June 27, 2002.

9      Opinion and Consent of Counsel.            Filed herewith electronically

10     Consent of Independent Auditors.           Filed herewith electronically

13     Calculation of Performance Information.    Filed herewith electronically

99     Organizational Chart of American Fidelity  Filed herewith electronically
       Assurance Company.



                                                                       EXHIBIT 9

                                   LAW OFFICES
                                  McAFEE & TAFT
                           A PROFESSIONAL CORPORATION
                        10TH FLOOR, TWO LEADERSHIP SQUARE
                               211 NORTH ROBINSON
                       OKLAHOMA CITY, OKLAHOMA 73102-7103
                                 (405) 235-9621
                               FAX (405) 235-0439
                            http://www.mcafeetaft.com



                                 April 29, 2003

American Fidelity Assurance Company
2000 North Classen Boulevard
Oklahoma City, Oklahoma  73106

                                     Re:  American Fidelity Separate Account B -
                                          Post Effective Amendment No. 8 and 9
                                          to Form  N-4  Registration  Statement
                                          (File Nos. 333-25663 and 811-08187)

Ladies and Gentlemen:

          You have requested our opinion in connection with the filing with the Securities and Exchange Commission of Post-Effective Amendment No. 8 and 9 to the above-referenced Registration Statement on Form N-4 for the AFAdvantage Variable Annuity contract (the "Contract") to be issued by American Fidelity Assurance Company ("AFA") and its separate account, American Fidelity Separate Account B.

          We have made such examination of the law and have examined such records and documents as in our judgment are necessary or appropriate to enable us to render the opinions expressed below.

          Based on the foregoing, we are of the opinion that:

          (1) American Fidelity Separate Account B is a separate account as the term is defined in Section 2(a)(37) of the Investment Company Act of 1940 (the "Act"), and is currently registered with the Securities and Exchange Commission pursuant to Section 8(a) of the Act.

          (2) The Contract and the interests therein will be legally issued in accordance with the Prospectus contained in the Registration Statement and in compliance with applicable state insurance law and will represent binding obligations of AFA, provided that the enforceability thereof may be limited by bankruptcy, insolvency or similar laws affecting creditors' rights generally.

          You may use this opinion letter as an exhibit to the Registration Statement. We consent to the reference to our firm under the caption "Legal Opinion" contained in the Statement of Additional Information which forms a part of the above-referenced Registration Statement.

                                     Very truly yours,

                                     McAFEE & TAFT A PROFESSIONAL CORPORATION

                                                                      EXHIBIT 10

                         INDEPENDENT AUDITORS' CONSENT



The Board of Directors
American Fidelity Assurance Company:

We consent to the use of our reports included herein and the reference to our firm under the heading "Custodian and Independent Accountants" in the Statement of Additional Information.


                                        KPMG LLP

Oklahoma City, Oklahoma
April 24, 2003

                                                                      EXHIBIT 13

DUAL STRATEGY FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.35100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          106.9404342

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.62137890
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  106.3190553

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.90400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $734.03

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -58.72
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $675.31

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6753

SUBTRACT 1.0                                                                                                                 -0.3247

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.47%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-99                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-99                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.87713230
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  98.12286770

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.90400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $677.44

LESS WITHDRAWAL CHARGE @           5.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -30.48
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $646.96

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6470

SUBTRACT 1.0                                                                                                                 -0.3530

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -35.30%
                                                                                                                   =================

DUAL STRATEGY FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $675.31            $1,000 (1 + T)**3.67 = $646.96
            T =        -32.47%                             T =    -11.19%
                =================                          =============


DUAL STRATEGY FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.35100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          106.9404342

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.62137890
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      106.3190553

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.90400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $734.03

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7340

SUBTRACT 1.0                                                                                                                 -0.2660

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.60%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-99                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-99                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.87713230
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      98.12286770

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.90400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $677.44

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6774

SUBTRACT 1.0                                                                                                                 -0.3226

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.26%
                                                                                                                    ================

DUAL STRATEGY FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment


      ONE YEAR                              SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                                   AVERAGE ANNUAL
     TOTAL RETURN                                     TOTAL RETURN

$1,000 (1 + T)**1 =  $734.03                 $1,000 (1 + T)**3.67 = $677.44
                 T =  -26.60%                                  T =   -10.06%
                 ===========                                   ============


DUAL STRATEGY FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                  6.80370283
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         146.97878870
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         5.38621020
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -2.60577870
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   149.75922020

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.08398133
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $911.13

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9111

SUBTRACT 1.0                                                                                                                 -0.0889

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.89%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                  3.24895250
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         307.79151140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        11.14791860
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -7.61071280
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               311.32871720

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.08398133
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,894.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.8941

SUBTRACT 1.0                                                                                                                  0.8941

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          89.41%
                                                                                                                      ==============


DUAL STRATEGY FUND, INC.


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
            FIVE YEAR                                 TEN YEAR
          AVERAGE ANNUAL                           AVERAGE ANNUAL
           TOTAL RETURN                             TOTAL RETURN

    $1,000 (1 + T)**5 = $911.13             $1,000(1 + T)**10 = $1,894.12
                     T =  -1.84%                            T =      6.60%
                     ==========                             =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.65100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.6162056

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05814630
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  103.5580593

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.59900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $890.50

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -71.24
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $819.26

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8193

SUBTRACT 1.0                                                                                                                 -0.1807

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.07%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10995440
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.89004560

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.59900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $858.95

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -54.11
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $804.84

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8048

SUBTRACT 1.0                                                                                                                 -0.1952

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -19.52%
                                                                                                                   =================

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                            AVERAGE ANNUAL
         TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1  =   $819.26            $1,000 (1 + T)**1.67 = $804.84
                 T =    -18.07%                            T =    -12.20%
                 =============                             =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.65100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.6162056

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05814630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      103.5580593

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.59900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $890.50

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8905

SUBTRACT 1.0                                                                                                                 -0.1095

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -10.95%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10995440
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.89004560

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.59900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $858.95

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8590

SUBTRACT 1.0                                                                                                                 -0.1411

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -14.11%
                                                                                                                    ================

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment


      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                             AVERAGE ANNUAL
     TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1 =  $890.50             $1,000 (1 + T)**1.67 = $858.95
                 T =  -10.95%                             T =     -8.71%
                 ===========                              =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                  7.45516810
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         134.13513780
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        71.67616210
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.41146930
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   205.39983060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.87649944
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,001.63

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0016

SUBTRACT 1.0                                                                                                                  0.0016

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           0.16%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                  5.59792146
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         178.63773310
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       146.71755400
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.80129760
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               324.55398950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.87649944
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,582.69

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5827

SUBTRACT 1.0                                                                                                                  0.5827

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.27%
                                                                                                                      ==============

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                 FIVE YEAR                       TEN YEAR
               AVERAGE ANNUAL                  AVERAGE ANNUAL
                TOTAL RETURN                    TOTAL RETURN

       $1,000 (1 + T)**5 = $1,001.63        $1,000 (1 + T)**10 = $1,582.69
                        T =     0.03%                        T =      4.70%
                        =============                      ===============



AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Standardized Performance  )                               SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                               $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                        8.22600000
                                                                                                             -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                    121.5657671

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.02975720
                                                                                                             -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                       121.5360099

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                       6.38500000
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                           $776.01

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                    -62.08
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                              $713.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.7139

SUBTRACT 1.0                                                                                                           -0.2861

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -28.61%
                                                                                                             =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                               $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                       10.00000000
                                                                                                             -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.05285470
                                                                                                             -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                       99.94714530

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                       6.38500000
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                           $638.16

LESS WITHDRAWAL CHARGE @ 7.00% ON 90% (8% MAX ON PURCHASES)                                                             -40.20
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                              $597.96

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.5980

SUBTRACT 1.0                                                                                                           -0.4020

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -40.20%
                                                                                                             =================

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

              P  [  1 +  T ]**n     =   ERV

              where:             T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

      ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
   AVERAGE ANNUAL                                AVERAGE ANNUAL
    TOTAL RETURN                                  TOTAL RETURN


$1,000 (1 + T)**1  =    $713.93          $1,000 (1 + T)**1.67  =   $597.96
                  T =    -28.61%                            T =     -26.52%
                  =============                             ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                              8.22600000
                                                                                                              ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                    121.5657671

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.02975720
                                                                                                              ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                             121.5360099

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                 6.38500000
                                                                                                              ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                    $776.01

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.7760

SUBTRACT 1.0                                                                                                           -0.2240

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -22.40%
                                                                                                              ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                             10.00000000
                                                                                                               ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.05285470
                                                                                                               ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                             99.94714530

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                 6.38500000
                                                                                                               ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                    $638.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.6382

SUBTRACT 1.0                                                                                                           -0.3618

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -36.18%
                                                                                                               ===============


AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment



      ONE YEAR                        SINCE INCLUSION IN SEPARATE ACCOUNT
    VERAGE ANNUAL                              AVERAGE ANNUAL
    TOTAL RETURN                                TOTAL RETURN

$1,000 (1 + T)**1  =  $776.01         $1,000 (1 + T)**1.67  =  $638.16
                 T =   -22.40%                          T =     -23.60%
                 ============                           ===============

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Non-Standardized Performance  )                           SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                    $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                   8.31674163
                                                                                                       --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                          120.23939710
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                         75.66701230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                    -0.12655010
                                                                                                       --------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                 195.77985930

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                        4.71043177
                                                                                                       --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                     $922.21

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                      0.9222

SUBTRACT 1.0                                                                                                  -0.0778

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                           -7.78%
                                                                                                       ==============


TEN YEAR

INITIAL  INVESTMENT  ON                        31-Dec-92                                                    $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-92                                   7.84424473
                                                                                                       --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                          127.48199920
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                        112.87883440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                    -0.23376310
                                                                                                       --------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                 240.12707050

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                        4.71043177
                                                                                                       --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                   $1,131.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                      1.1311

SUBTRACT 1.0                                                                                                   0.1311

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                           13.11%
                                                                                                       ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
        FIVE YEAR                                        TEN YEAR
           AVERAGE ANNUAL                                 AVERAGE ANNUAL
            TOTAL RETURN                               TOTAL RETURN


     $1,000 (1 + T)**5 =  $922.21             $1,000 (1 +T)**10 =  $1,131.10
                     T =    -1.61%                            T =       1.24%
                     ============                             ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              9.14000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          109.4091904

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.03030300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             109.3788874

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $794.09

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -63.53
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $730.56

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7306

SUBTRACT 1.0                                                                                                                 -0.2694

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.94%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05437300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.94562700

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $725.61

LESS WITHDRAWAL CHARGE @ 7.00% ON 90% (8% MAX ON PURCHASES)                                                                   -45.71
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $679.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6799

SUBTRACT 1.0                                                                                                                 -0.3201

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.01%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:    T  =   average annual total return
                                P  =   initial $1,000 investment
                                n  =   number of years
                                **    =  to the power of
                                ERV  =  ending value of $1,000 investment



      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                               AVERAGE ANNUAL
     TOTAL RETURN                                 TOTAL RETURN


$1,000 (1 + T)**1  =    $730.56        $1,000 (1 + T)**1.67  =   $679.90
                  T =    -26.94%                            T =   -20.64%
                  =============                             ============


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    9.14000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          109.4091904

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.03030300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   109.3788874

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $794.09

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7941

SUBTRACT 1.0                                                                                                                 -0.2059

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.59%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05437300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.94562700

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $725.61

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7256

SUBTRACT 1.0                                                                                                                 -0.2744

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.44%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                             AVERAGE ANNUAL
        TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1  =     $794.09         $1,000 (1 + T)**1.67  =     $725.61
                 T =      -20.59%                         T  =        -17.49%
                 ===============                          ==================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                  5.37629979
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         186.00153260
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.14103140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17621470
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                191.96634930

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $916.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9166

SUBTRACT 1.0                                                                                                                 -0.0835

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.35%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        30-Oct-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  30-Oct-97                                                  5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.60203570
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.21713500
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                206.38490070

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $985.39

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9854

SUBTRACT 1.0                                                                                                                 -0.0146

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -1.46%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
                 FIVE YEAR                         SINCE PORTFOLIO INCEPTION
               AVERAGE ANNUAL                             AVERAGE ANNUAL
                TOTAL RETURN                               TOTAL RETURN

      $1,000 (1 + T)**5 =   $916.55            $1,000 (1 + T)** 5.17 =  $985.39
                       T =    -1.73%                             T =      -0.28%
                       ============                              ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:      T  =   total return
                                  P  =   initial $1,000 investment
                                  ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              8.99200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          111.2099644

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04819630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             111.1617681

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $761.12

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -60.89
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $700.23

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7002

SUBTRACT 1.0                                                                                                                 -0.2998

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -29.98%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08489560
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.91510440

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $684.12

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -43.10
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $641.02

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6410

SUBTRACT 1.0                                                                                                                 -0.3590

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -35.90%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

           P  [  1 +  T ]**n     =   ERV

           where:             T  =   average annual total return
                              P  =   initial $1,000 investment
                              n  =   number of years
                              **    =  to the power of
                              ERV  =  ending value of $1,000 investment


         ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                               AVERAGE ANNUAL
        TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1  =  $700.23           $1,000 (1 + T)** 1.67  =   $641.02
                 T =   -29.98%                            T =       -23.40%
                 ============                             ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    8.99200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          111.2099644

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04819630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   111.1617681

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $761.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7611

SUBTRACT 1.0                                                                                                                 -0.2389

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -23.89%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08489560
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.91510440

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $684.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6841

SUBTRACT 1.0                                                                                                                 -0.3159

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -31.59%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

          ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                                   AVERAGE ANNUAL
         TOTAL RETURN                                     TOTAL RETURN

$1,000 (1 + T)**1 =        $761.12            $1,000 (1 + T)**1.67 =    $684.12
                 T =        -23.89%                            T =       -20.35%
                 =================                             ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                    T  =  [  ERV /  P ]  - 1

                    where:             T  =   total return
                                       P  =   initial $1,000 investment
                                       ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                    31-Dec-01                                                                       $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                               31-Dec-01                                                8.43900000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          118.4974523

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02568360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                           31-Dec-02                                               118.4717687

MULTIPLIED BY NET ASSET VALUE  ON                                                 31-Dec-02                               6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                      31-Dec-02                                                   $784.16

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -62.73
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $721.43

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7214

SUBTRACT 1.0                                                                                                                 -0.2786

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.86%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                    01-May-01                                                                       $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                               01-May-01                                               10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04582820
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                           31-Dec-02                                               99.95417180

MULTIPLIED BY NET ASSET VALUE  ON                                                 31-Dec-02                               6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                      31-Dec-02                                                   $661.60

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -41.68
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $619.92

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6199

SUBTRACT 1.0                                                                                                                 -0.3801

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -38.01%
                                                                                                                    ================

AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                    P  [  1 +  T ]**n     =   ERV

                    where:             T  =   average annual total return
                                       P  =   initial $1,000 investment
                                       n  =   number of years
                                       **    =  to the power of
                                       ERV  =  ending value of $1,000 investment


           ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
         AVERAGE ANNUAL                                AVERAGE ANNUAL
          TOTAL RETURN                                  TOTAL RETURN

$1,000 (1 + T)**1  =        $721.43         $1,000 (1 + T)** 1.67  =    $619.92
                 T =         -27.86%                          T =        -24.92%
                 ==================                           =================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    8.43900000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          118.4974523

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02568360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   118.4717687

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $784.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7842

SUBTRACT 1.0                                                                                                                 -0.2158

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -21.58%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04582820
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.95417180

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $661.60

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6616

SUBTRACT 1.0                                                                                                                 -0.3384

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -33.84%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


           ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                             AVERAGE ANNUAL
         TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1  =    $784.16          $1,000 (1 + T)**1.67  =   $661.60
                 T =     -21.58%                          T  =      -21.93%
                 ==============                           ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                  6.47358517
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         154.47390790
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        30.84841680
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12321030
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                185.19911440

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $847.17

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8472

SUBTRACT 1.0                                                                                                                 -0.1528

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.28%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        01-May-94                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  01-May-94                                                  5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        53.73744510
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.24801370
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                253.48943140

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,159.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1596

SUBTRACT 1.0                                                                                                                  0.1596

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          15.96%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
             FIVE YEAR                           SINCE PORTFOLIO INCEPTION
           AVERAGE ANNUAL                             AVERAGE ANNUAL
            TOTAL RETURN                               TOTAL RETURN

     $1,000 (1 + T)**5 = $847.17               $1,000 (1 + T)**8.67 = $1,159.55
                     T =   -3.26%                                 T =      1.72%
                     ===========                                  =============



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  11.32000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           88.3392226

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.76476530
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   87.5744573

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.92400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $693.94

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -55.52
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $638.42

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6384

SUBTRACT 1.0                                                                                                                 -0.3616

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -36.16%
                                                                                                                   =================

FIVE YEAR

INITIAL  INVESTMENT  ON        31-Dec-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -2.52463700
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  97.47536300

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.92400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $772.39

LESS WITHDRAWAL CHARGE @           4.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -27.81
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $744.58

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7446

SUBTRACT 1.0                                                                                                                 -0.2554

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.54%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.13063700
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  96.86936300

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.92400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $767.59

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -20.72
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $746.87

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7469

SUBTRACT 1.0                                                                                                                 -0.2531

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.31%
                                                                                                                   =================

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment


         ONE YEAR                              FIVE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                         AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                           TOTAL RETURN                               TOTAL RETURN
$1,000 (1 + T)**1 = $638.42           $1,000 (1 + T)**5 = $744.58               $1,000 (1 + T)**5.18 = $746.87
                 T = -36.16%                           T =  -5.73%                               T =     -5.48%
                 ==========                            ==========                                =============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      11.32000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           88.3392226

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.76476530
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       87.5744573

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.92400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $693.94

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6939

SUBTRACT 1.0                                                                                                                 -0.3061

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -30.61%
                                                                                                                    ================

FIVE YEAR

INITIAL  INVESTMENT  ON     31-Dec-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -2.52463700
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      97.47536300

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.92400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $772.39

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7724

SUBTRACT 1.0                                                                                                                 -0.2276

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -22.76%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.13063700
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      96.86936300

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.92400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $767.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7676

SUBTRACT 1.0                                                                                                                 -0.2324

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -23.24%
                                                                                                                    ================


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                                FIVE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
     AVERAGE ANNUAL                          AVERAGE ANNUAL                           AVERAGE ANNUAL
      TOTAL RETURN                            TOTAL RETURN                             TOTAL RETURN
$1,000 (1 + T)**1 = $693.94            $1,000 (1 + T)**5 = $772.39              $1,000(1 + T)**5.18 = $767.59
                 T = -30.61%                            T =  -5.03%                             T =     -4.98%
                 ==========                             ==========                              =============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         07-Oct-93                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   07-Oct-93                                                                12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        19.14490830
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.06091330
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                96.08399500

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          16.45432955
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,581.00

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5810

SUBTRACT 1.0                                                                                                                  0.5810

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.10%
                                                                                                                      ==============

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                                      SINCE PORTFOLIO INCEPTION
                                          AVERAGE ANNUAL
                                           TOTAL RETURN

                                   $1,000 (1 + T)**9.24 = $1,581.00
                                                    T =        5.08%
                                                    ===============



DREYFUS STOCK INDEX FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  11.83100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           84.5237089

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.89070620
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   83.6330027

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.04900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $756.80

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -60.54
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $696.26

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6963

SUBTRACT 1.0                                                                                                                 -0.3037

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -30.37%
                                                                                                                   =================

FIVE YEAR

INITIAL  INVESTMENT  ON        31-Dec-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.31379140
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  96.68620860

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.04900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $874.91

LESS WITHDRAWAL CHARGE @           4.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -31.50
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $843.41

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8434

SUBTRACT 1.0                                                                                                                 -0.1566

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.66%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.11979140
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  95.88020860

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.04900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $867.62

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -23.43
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $844.19

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8442

SUBTRACT 1.0                                                                                                                 -0.1558

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.58%
                                                                                                                   =================

DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

        ONE YEAR                               FIVE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                         AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                           TOTAL RETURN                               TOTAL RETURN
$1,000 (1 + T)**1 = $696.26           $1,000 (1 + T)**5 = $843.41               $1,000(1 + T)**5.18 = $844.19
                 T = -30.37%                           T =  -3.35%                              T =     -3.22%
                 ==========                            ==========                               =============

DREYFUS STOCK INDEX FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      11.83100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           84.5237089

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.89070620
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       83.6330027

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $756.80

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7568

SUBTRACT 1.0                                                                                                                 -0.2432

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.32%
                                                                                                                    ================

FIVE YEAR

INITIAL  INVESTMENT  ON     31-Dec-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.31379140
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      96.68620860

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $874.91

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8749

SUBTRACT 1.0                                                                                                                 -0.1251

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -12.51%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.11979140
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      95.88020860

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $867.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8676

SUBTRACT 1.0                                                                                                                 -0.1324

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.24%
                                                                                                                    ================


DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

        ONE YEAR                               FIVE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                         AVERAGE ANNUAL                              AVERAGE ANNUAL
       TOTAL RETURN                           TOTAL RETURN                                TOTAL RETURN
$1,000 (1 + T)**1 = $756.80            $1,000 (1 + T)**5 = $874.91               $1,000(1 + T)**5.18 = $867.62
                 T = -24.32%                            T =  -2.64%                              T =     -2.70%
                 ==========                             ==========                               =============

DREYFUS STOCK INDEX FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                 14.58949981
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          68.54244580
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        40.73704160
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.21457790
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               105.06490950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          18.41647817
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,934.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.9349

SUBTRACT 1.0                                                                                                                  0.9349

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          93.49%
                                                                                                                      ==============


DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                                             TEN YEAR
                                           AVERAGE ANNUAL
                                            TOTAL RETURN

                                   $1,000 (1 + T)**10 = $1,934.93
                                                    T =      6.82%
                                                    =============


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  11.56400000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           86.4752681

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.28568070
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   86.1895874

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.50600000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $733.13

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -58.65
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $674.48

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6745

SUBTRACT 1.0                                                                                                                 -0.3255

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.55%

                                                                                                                   =================
FIVE YEAR

INITIAL  INVESTMENT  ON        31-Dec-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.08826350
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  98.91173650

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.50600000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $841.34

LESS WITHDRAWAL CHARGE @           4.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -30.29
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $811.05

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8111

SUBTRACT 1.0                                                                                                                 -0.1890

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.90%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.33126350
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  98.66873650

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.50600000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $839.28

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -22.66
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $816.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8166

SUBTRACT 1.0                                                                                                                 -0.1834

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.34%
                                                                                                                   =================

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

     ONE YEAR                                FIVE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
   AVERAGE ANNUAL                         AVERAGE ANNUAL                          AVERAGE ANNUAL
    TOTAL RETURN                           TOTAL RETURN                            TOTAL RETURN
$1,000 (1 + T)**1 = $674.48           $1,000 (1 + T)**5 = $811.05            $1,000(1 + T)**5.18 = $816.62
                 T = -32.55%                           T =  -4.10%                           T =     -3.83%
                 ==========                            ==========                            =============


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      11.56400000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           86.4752681

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.28568070
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       86.1895874

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $733.13

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7331

SUBTRACT 1.0                                                                                                                 -0.2669

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.69%
                                                                                                                    ================


FIVE YEAR

INITIAL  INVESTMENT  ON     31-Dec-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.08826350
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      98.91173650

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $841.34

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8413

SUBTRACT 1.0                                                                                                                 -0.1587

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.87%
                                                                                                                    ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.33126350
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      98.66873650

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $839.28

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8393

SUBTRACT 1.0                                                                                                                 -0.1607

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -16.07%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

         ONE YEAR                               FIVE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                          AVERAGE ANNUAL                          AVERAGE ANNUAL
      TOTAL RETURN                             TOTAL RETURN                            TOTAL RETURN
$1,000 (1 + T)**1 = $733.13            $1,000 (1 + T)**5 = $841.34           $1,000 (1 + T)**5.18 = $839.28
                 T = -26.69%                            T =  -3.40%                           T =     -3.33%
                 ==========                             ==========                            =============


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         02-May-94                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   02-May-94                                                                12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        43.30699320
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.22534860
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               122.08164460

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          14.10126376
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,721.51

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.7215

SUBTRACT 1.0                                                                                                                  0.7215

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          72.15%
                                                                                                                      ==============


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                                            SINCE PORTFOLIO INCEPTION
                                                 AVERAGE ANNUAL
                                                  TOTAL RETURN


                                        $1,000(1 + T)**8.67 = $1,721.51
                                                        T =        6.47%
                                                        ===============



DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  10.99800000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           90.9256228

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12646590
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   90.7991569

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.69800000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $789.77

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -63.18
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $726.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7266

SUBTRACT 1.0                                                                                                                 -0.2734

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.34%
                                                                                                                   =================

FIVE YEAR

INITIAL  INVESTMENT  ON        31-Dec-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.54028010
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.45971990

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.69800000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $865.10

LESS WITHDRAWAL CHARGE @           4.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -31.14
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $833.96

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8340

SUBTRACT 1.0                                                                                                                 -0.1660

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -16.60%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.65028010
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.34971990

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.69800000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $864.14

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -23.33
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $840.81

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8408

SUBTRACT 1.0                                                                                                                 -0.1592

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.92%
                                                                                                                   =================


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                              FIVE YEAR                    SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                         AVERAGE ANNUAL                         AVERAGE ANNUAL
         TOTAL RETURN                           TOTAL RETURN                           TOTAL RETURN
$1,000 (1 + T)**1 = $726.59           $1,000 (1 + T)**5 = $833.96               $1,000 (1 + T)**5.18 = $840.81
                 T = -27.34%                           T =  -3.57%                               T =     -3.29%
                 ==========                            ==========                                =============

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      10.99800000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           90.9256228

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12646590
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       90.7991569

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.69800000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $789.77

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7898

SUBTRACT 1.0                                                                                                                 -0.2102

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -21.02%
                                                                                                                    ================

FIVE YEAR

INITIAL  INVESTMENT  ON     31-Dec-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.54028010
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.45971990

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.69800000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $865.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8651

SUBTRACT 1.0                                                                                                                 -0.1349

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.49%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.65028010
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.34971990

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.69800000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $864.14

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8641

SUBTRACT 1.0                                                                                                                 -0.1359

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.59%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                                FIVE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
     AVERAGE ANNUAL                          AVERAGE ANNUAL                            AVERAGE ANNUAL
      TOTAL RETURN                            TOTAL RETURN                              TOTAL RETURN
$1,000 (1 + T)**1 = $789.77            $1,000 (1 + T)**5 = $865.10              $1,000 (1 + T)**5.18 = $864.14
                 T = -21.02%                            T =  -2.86%                              T =     -2.78%
                 ==========                             ==========                               =============

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-May-96                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON    01-May-96                                                               12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         2.90126720
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.51544740
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                82.38581980

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          12.89300807
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,062.20

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0622

SUBTRACT 1.0                                                                                                                  0.0622

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           6.22%
                                                                                                                      ==============

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                                     SINCE PORTFOLIO INCEPTION
                                         AVERAGE ANNUAL
                                          TOTAL RETURN

                                  $1,000 (1 + T)**6.67 = $1,062.20
                                                   T =        0.91%
                                                   ===============



DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:      T  =   total return
                                  P  =   initial $1,000 investment
                                  ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              9.67200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.3912324

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.06696160
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             103.3242708

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $864.10

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -69.13
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $794.97

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7950

SUBTRACT 1.0                                                                                                                 -0.2050

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.50%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-99                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-99                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.22131710
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.77868290

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $834.45

LESS WITHDRAWAL CHARGE @ 5.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -37.55
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $796.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7969

SUBTRACT 1.0                                                                                                                 -0.2031

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.31%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:     T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

          ONE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                        AVERAGE ANNUAL
        TOTAL RETURN                          TOTAL RETURN


$1,000 (1 + T)**1  =   $794.97      $1,000 (1 + T)**3.67 =   $796.90
                  T =   -20.50%                       T =      -6.00%
                  ============                        ==============


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    9.67200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.3912324

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.06696160
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   103.3242708

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $864.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8641

SUBTRACT 1.0                                                                                                                 -0.1359

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.59%
                                                                                                                    ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-99                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-99                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.22131710
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.77868290

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $834.45

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8345

SUBTRACT 1.0                                                                                                                 -0.1656

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -16.56%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

          ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                               AVERAGE ANNUAL
         TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1  =        $864.10         $1,000 (1 + T)**3.67  =    $834.45
                 T =        -13.59%                          T =         -4.81%
                 =================                           =================


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                 13.11758582
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          76.23353980
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        27.88033340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.23991370
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                103.87395950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $943.57

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9436

SUBTRACT 1.0                                                                                                                 -0.0564

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -5.64%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        01-May-96                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  01-May-96                                                 12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        34.11070430
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.32679540
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                113.78390890

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,033.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0336

SUBTRACT 1.0                                                                                                                  0.0336

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           3.36%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment

THUS:
          FIVE YEAR                            SINCE PORTFOLIO INCEPTION
        AVERAGE ANNUAL                              AVERAGE ANNUAL
         TOTAL RETURN                                TOTAL RETURN

 $1,000 (1 + T)**5  =  $943.57             $1,000 (1 + T)** 6.67 =  $1,033.59
                  T =    -1.15%                              T =         0.50%
                  ============                               ================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   8.13300000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          122.9558588

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05356410
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  122.9022947

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      4.85400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $596.57

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -47.73
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $548.84

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5488

SUBTRACT 1.0                                                                                                                 -0.4512

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -45.12%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08553260
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.91446740

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      4.85400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $484.98

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -30.55
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $454.43

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4544

SUBTRACT 1.0                                                                                                                 -0.5456

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -54.56%
                                                                                                                   =================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                    SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $548.84             $1,000(1 + T)**1.67 =  $454.43
                 T =    -45.12%                            T =     -37.67%
                 =============                             ==============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       8.13300000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          122.9558588

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05356410
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      122.9022947

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             4.85400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $596.57

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5966

SUBTRACT 1.0                                                                                                                 -0.4034

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -40.34%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08553260
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.91446740

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             4.85400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $484.98

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4850

SUBTRACT 1.0                                                                                                                 -0.5150

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -51.50%
                                                                                                                    ================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment


        ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                            AVERAGE ANNUAL
       TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1 =    $596.57         $1,000 (1 + T)**1.67 = $484.98
                 T =    -40.34%                         T =    -35.19%
                 =============                          =============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         31-Aug-99                                                                                  $1,000.00
DIVIDED BY FEE ADJUSTED NET ASSET VALUE ON  31-Aug-99                                                                    12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.06883240
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10804640
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                79.96078600

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           5.46879810
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $437.29

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4373

SUBTRACT 1.0                                                                                                                 -0.5627

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -56.27%
                                                                                                                      ==============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment


THUS:
                                           SINCE PORTFOLIO INCEPTION
                                                AVERAGE ANNUAL
                                                 TOTAL RETURN

                                         $1,000(1 + T)**3.340 = $437.29
                                                         T =     -21.94%
                                                         ==============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
( Standardized Performance )                                  SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  10.29100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           97.1722865

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05608320
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   97.1162033

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     11.05500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,073.62

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -80.00
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $993.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9936

SUBTRACT 1.0                                                                                                                 -0.0064

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -0.64%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.11633000
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.88367000

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     11.05500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,104.21

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -69.57
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,034.64

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0346

SUBTRACT 1.0                                                                                                                  0.0346

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           3.46%
                                                                                                                   =================



FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $993.62           $1,000 (1 + T)**1.67 = $1,034.64
                 T =     -0.64%                           T =        2.06%
                 =============                            ===============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      10.29100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           97.1722865

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05608320
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       97.1162033

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            11.05500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,073.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0736

SUBTRACT 1.0                                                                                                                  0.0736

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           7.36%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.11633000
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.88367000

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            11.05500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,104.21

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1042

SUBTRACT 1.0                                                                                                                  0.1042

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          10.42%
                                                                                                                    ================

FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
     AVERAGE ANNUAL                                 AVERAGE ANNUAL
      TOTAL RETURN                                   TOTAL RETURN

$1,000 (1 + T)**1 = $1,073.62             $1,000 (1 + T)** 1.67 = $1,104.21
                 T =     7.36%                              T =        6.12%
                 ============                               ===============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   31-Dec-97                                                                 9.95030246
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.49945760
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        22.02473640
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.30581790
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   122.21837610

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          10.49213702
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,282.33

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2823

SUBTRACT 1.0                                                                                                                  0.2823

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          28.23%
                                                                                                                      ==============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-Mar-94                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   01-Mar-94                                                                10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        46.25843340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55708980
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               145.70134360

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          10.49213702
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,528.72

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5287

SUBTRACT 1.0                                                                                                                  0.5287

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          52.87%
                                                                                                                      ==============

FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
             FIVE YEAR                    SINCE PORTFOLIO INCEPTION
           AVERAGE ANNUAL                       AVERAGE ANNUAL
            TOTAL RETURN                         TOTAL RETURN

     $1,000 (1 + T)**5 = $1,282.33      $1,000 (1 + T)**8.84 = $1,528.72
                      T =     5.10%                      T =        4.92%
                      ============                       ===============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   8.28100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          120.7583625

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.01272870
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  120.7456338

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.28500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $758.89

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -60.71
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $698.18

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6982

SUBTRACT 1.0                                                                                                                 -0.3018

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -30.18%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02238940
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.97761060

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.28500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $628.36

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -39.59
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $588.77

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5888

SUBTRACT 1.0                                                                                                                 -0.4112

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -41.12%
                                                                                                                   =================


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment


          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1  =   $698.18             $1,000 (1 + T)**1.67 = $588.77
                 T =    -30.18%                             T =    -27.20%
                 =============                              =============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       8.28100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          120.7583625

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.01272870
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      120.7456338

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.28500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $758.89

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7589

SUBTRACT 1.0                                                                                                                 -0.2411

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.11%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02238940
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.97761060

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.28500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $628.36

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6284

SUBTRACT 1.0                                                                                                                 -0.3716

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -37.16%
                                                                                                                    ================


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                               AVERAGE ANNUAL
     TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1 = $758.89               $1,000 (1 + T)** 1.67 = $628.36
                 T = -24.11%                                T =    -24.31%
                 ==========                                 =============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         16-Jun-00                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  16-Jun-00                                                                 10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.00000000
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04351610
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                99.95648390

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.26407395
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $426.22

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4262

SUBTRACT 1.0                                                                                                                 -0.5738

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -57.38%
                                                                                                                      ==============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment


THUS:
                                              SINCE PORTFOLIO INCEPTION
                                                  AVERAGE ANNUAL
                                                   TOTAL RETURN

                                            $1,000 (1 + T)**2.54 = $426.22
                                                             T =    -28.52%
                                                             =============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  11.36600000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           87.9816998

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14228300
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   87.8394168

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.20700000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $808.74

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -64.70
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $744.04

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7440

SUBTRACT 1.0                                                                                                                 -0.2560

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.60%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-99                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-99                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.50726360
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.49273640

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.20700000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $916.03

LESS WITHDRAWAL CHARGE @           5.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -41.22
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $874.81

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8748

SUBTRACT 1.0                                                                                                                 -0.1252

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -12.52%
                                                                                                                   =================

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                         AVERAGE ANNUAL
         TOTAL RETURN                           TOTAL RETURN

$1,000 (1 + T)**1  =   $744.04        $1,000 (1 + T)** 3.67 = $874.81
                 T =    -25.60%                         T =     -3.58%
                 =============                          =============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      11.36600000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           87.9816998

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14228300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       87.8394168

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.20700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $808.74

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8087

SUBTRACT 1.0                                                                                                                 -0.1913

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -19.13%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-99                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-99                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.50726360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.49273640

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.20700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $916.03

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9160

SUBTRACT 1.0                                                                                                                 -0.0840

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.40%
                                                                                                                    ================

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

         ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                          AVERAGE ANNUAL
      TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1 = $808.74            $1,000 (1 + T)**3.67 =  $916.03
                 T = -19.13%                            T =      -2.36%
                 ==========                             ==============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                 14.80540989
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          67.54287840
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        58.59737140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55984920
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   125.58040060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           9.40792239
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,181.45

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1815

SUBTRACT 1.0                                                                                                                  0.1815

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          18.15%
                                                                                                                      ==============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-Jul-93                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  01-Jul-93                                                                 10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       140.85004490
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.08706450
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               239.76298040

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           9.40792239
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,255.67

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.2557

SUBTRACT 1.0                                                                                                                  1.2557

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         125.57%
                                                                                                                      ==============

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
         FIVE YEAR                      SINCE PORTFOLIO INCEPTION
       AVERAGE ANNUAL                          AVERAGE ANNUAL
        TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**5 = $1,181.45           $1,000 (1 + T)**9.5 = $2,255.67
                 T =     3.39%                           T =       8.94%
                 ============                            ==============


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  17.88800000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           55.9033989

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14514330
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   55.7582556

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     13.43500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $749.11

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -59.93
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $689.18

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6892

SUBTRACT 1.0                                                                                                                 -0.3108

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -31.08%
                                                                                                                   =================

FIVE YEAR

INITIAL  INVESTMENT  ON        31-Dec-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.75918390
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.24081610

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     13.43500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,333.30

LESS WITHDRAWAL CHARGE @           4.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -48.00
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,285.30

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2853

SUBTRACT 1.0                                                                                                                  0.2853

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          28.53%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.95418390
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.04581610

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     13.43500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,330.68

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -35.93
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,294.75

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2948

SUBTRACT 1.0                                                                                                                  0.2948

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          29.48%
                                                                                                                   =================


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                                FIVE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                         AVERAGE ANNUAL                               AVERAGE ANNUAL
         TOTAL RETURN                           TOTAL RETURN                                 TOTAL RETURN
$1,000 (1 + T)**1 = $689.18           $1,000 (1 + T)**5 = $1,285.30                $1,000 (1 + T)**5.18 = $1,294.75
                 T = -31.08%                           T =     5.15%                                T =        5.11%
                 ==========                            ============                                 ===============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      17.88800000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           55.9033989

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14514330
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       55.7582556

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            13.43500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $749.11

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7491

SUBTRACT 1.0                                                                                                                 -0.2509

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.09%
                                                                                                                    ================

FIVE YEAR

INITIAL  INVESTMENT  ON     31-Dec-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.75918390
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.24081610

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            13.43500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,333.30

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.3333

SUBTRACT 1.0                                                                                                                  0.3333

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          33.33%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.95418390
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.04581610

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            13.43500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,330.68

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.3307

SUBTRACT 1.0                                                                                                                  0.3307

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          33.07%
                                                                                                                    ================

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

         ONE YEAR                               FIVE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                          AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                            TOTAL RETURN                               TOTAL RETURN
$1,000 (1 + T)**1 = $749.11            $1,000 (1 + T)**5 = $1,333.30             $1,000 (1 + T)**5.18 = $1,330.68
                 T = -25.09%                            T =     5.92%                             T =        5.67%
                 ==========                             ============                              ===============


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                 16.26648896
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          61.47608140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       103.60167230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.03539870
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               164.04235500

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          14.22740120
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,333.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.3339

SUBTRACT 1.0                                                                                                                  1.3339

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         133.39%
                                                                                                                      ==============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:

                                      TEN YEAR
                                   AVERAGE ANNUAL
                                    TOTAL RETURN

                                $1,000 (1 + T)**10 = $2,333.90
                                                  T =     8.84%
                                                  ============



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.48200000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          105.4629825

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02713530
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  105.4358472

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.73900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $815.97

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -65.28
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $750.69

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7507

SUBTRACT 1.0                                                                                                                 -0.2493

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.93%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04928250
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.95071750

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.73900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $773.52

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -48.73
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $724.79

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7248

SUBTRACT 1.0                                                                                                                 -0.2752

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.52%
                                                                                                                   =================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1  =   $750.69           $1,000 (1 + T)**1.67 = $724.79
                 T =    -24.93%                           T =    -17.54%
                 =============                            =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.48200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          105.4629825

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02713530
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      105.4358472

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.73900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $815.97

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8160

SUBTRACT 1.0                                                                                                                 -0.1840

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.40%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04928250
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.95071750

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.73900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $773.52

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7735

SUBTRACT 1.0                                                                                                                 -0.2265

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -22.65%
                                                                                                                    ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                              AVERAGE ANNUAL
     TOTAL RETURN                                TOTAL RETURN

$1,000 (1 + T)**1 = $815.97              $1,000 (1 + T)**1.67 = $773.52
                 T = -18.40%                              T =    -14.27%
                 ==========                               =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                 15.58826536
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          64.15081960
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        85.90434250
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10070150
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   149.95446060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.34467142
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $951.41

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9514

SUBTRACT 1.0                                                                                                                 -0.0486

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -4.86%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                 14.06540476
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          71.09642540
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       155.08908440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17254930
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               226.01296050

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.34467142
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,433.98

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.4340

SUBTRACT 1.0                                                                                                                  0.4340

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          43.40%
                                                                                                                      ==============

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
         FIVE YEAR                           TEN YEAR
       AVERAGE ANNUAL                      AVERAGE ANNUAL
        TOTAL RETURN                        TOTAL RETURN

  $1,000 (1 + T)**5  =  $951.41      $1,000 (1 + T)**10 = $1,433.98
                   T =    -0.99%                      T =      3.67%
                   ============                       =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR
INITIAL  INVESTMENT  ON                      31-Dec-01                                                              $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                       8.34200000
                                                                                                            -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   119.8753297

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.02298040
                                                                                                            -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                      119.8523493

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                      5.65700000
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                          $678.00

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                   -54.24
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                             $623.76

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.6238

SUBTRACT 1.0                                                                                                          -0.3762

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -37.62%
                                                                                                            =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                              $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                      10.00000000
                                                                                                            -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.03856420
                                                                                                            -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                      99.96143580

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                      5.65700000
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                          $565.48

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                         -35.63
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                             $529.85

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.5299

SUBTRACT 1.0                                                                                                          -0.4702

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -47.02%
                                                                                                            ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

         where:    T = average annual total return
                   P = initial $1,000 investment
                   n = number of years
                   ** = to the power of
                   ERV = ending value of $1,000 investment

      ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
   AVERAGE ANNUAL                            AVERAGE ANNUAL
   TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1  =     $623.76    $1,000 (1 + T)** 1.67  =   $529.85
                 T =      -37.62%                     T =       -31.66%
                 ===============                      ================


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                  $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                             8.34200000
                                                                                                             ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   119.8753297

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.02298040
                                                                                                             ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                            119.8523493

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                5.65700000
                                                                                                             ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                   $678.00

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.6780

SUBTRACT 1.0                                                                                                          -0.3220

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -32.20%
                                                                                                             ===============

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                  $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                            10.00000000
                                                                                                             ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.03856420
                                                                                                             ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                            99.96143580

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                5.65700000
                                                                                                             ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                   $565.48

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.5655

SUBTRACT 1.0                                                                                                          -0.4345

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -43.45%
                                                                                                             ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

      ONE YEAR                             SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                                   AVERAGE ANNUAL
    TOTAL RETURN                                      TOTAL RETURN

$1,000 (1 + T)**1  =     $678.00         $1,000 (1 + T)**1.67       =   $565.48
                 T =      -32.20%                                  T =   -28.94%
                 ===============                                   =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                          $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                        25.00862201
                                                                                                       --------------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 39.98620950
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                               73.30765140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                          -0.05215300
                                                                                                       --------------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                       113.24170790

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                              6.02376704
                                                                                                        --------------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                           $682.14

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                            0.6821

SUBTRACT 1.0                                                                                                        -0.3179

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                -31.79%
                                                                                                       ====================

TEN YEAR

INITIAL  INVESTMENT  ON                        31-Dec-92                                                          $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-92                                        20.54017336
                                                                                                       --------------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 48.68508080
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                              149.04047010
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                          -0.08300470
                                                                                                       --------------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                       197.64254620

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                              6.02376704
                                                                                                       --------------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                         $1,190.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                            1.1906

SUBTRACT 1.0                                                                                                         0.1906

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                 19.06%
                                                                                                       ====================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment

THUS:
        FIVE YEAR                                  TEN YEAR
      AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**5 =  $682.14            $1,000 (1 + T)**   10  =    $1,190.55
                 T =   -7.37%                               T =          1.76%
                ============                                =================


                                                                      EXHIBIT 99

               WILLIAM M. CAMERON ("WMC")                                                    LYNDA L. CAMERON ("LLC")
---------------------------------------------------- ------------------------- -----------------------------------------------------
American Fidelity Property First Fidelity Bancorp,                             First Fidelity Bancorp,   Cameron Equestrian Center,
Company of North Carolina, Inc.                                                Inc.                      Inc.
Inc.   100% - NC           49% - OK                                            49% - OK                  100% - OK
73-1365433                 73-1176204                                          73-1176204                73-1289555
=====================================================
     First Fidelity Bancorp,                                                   Cameron Arabian, Inc.
     Inc.  49% - OK                                                            100% - OK
     73-1176204                                                                73-1315467
-----------------------------------------------------                          =====================================================
First Fidelity Bank, NA                                                             First Fidelity Bancorp,
100%                                                                                Inc.
73-1100200                                                                          49% - OK
=====================================================                               73-1176204
     First Fidelity Bank, NA                                                   -----------------------------------------------------
     100%                                                                      First Fidelity Bank, N.A.
     73-1100200                                                                100%
-----------------------------------------------------                          73-110020
FFB Investment, Inc.       First Fidelity Financial                            =====================================================
100% - NV                  Services, Inc.                                           First Fidelity Bank, N.A.
88-0424888                 100% - OK    73-1585460                                  100%
=====================================================                               73-110020
     FFB Investment, Inc.                                                      -----------------------------------------------------
     100% - NV                                                                 First Fidelity Financial  FFB Investments, Inc.
     88-0424888                                                                Services, Inc.            100% - NV
-----------------------------------------------------                          100% - OK                 88-0424888
FFB Holdings, Inc.         ***FFB Loan Investment                              73-1585460
100% - NV                  Limited Partnership                                 =====================================================
88-0446560                 99% - NV    88-0447502                                   FFB Investments, Inc.
=====================================================                               100% - NV
                                                                                    88-0424888
                                                                               -----------------------------------------------------
                                                                               FFB Holdings, Inc.        ***FFB Loan Investment
                                                                               100% - NV                 Limited Partnership
                                                                               88-0446560                99% - NV
                                                                                                         88-0447502
=====================================================                          =====================================================
                                                       Cameron Associates, Inc.
                                                        50% WMC; 50% LLC - OK
                                                         Sole General Partner
                                                              73-1533495
------------------------------------------------------------------------------------------------------------------------------------
                                                        **Cameron Enterprises,
                                                    A Limited Partnership (CELP) - OK
                                                              73-1267299
====================================================================================================================================
                                                        **Cameron Enterprises,
                                                    A Limited Partnership (CELP) - OK
                                                              73-1267299
------------------------------------------------------------------------------------------------------------------------------------
American Fidelity Corp.                              BTECH Warehouse, L.L.C.                             CELP Ltd. Agency, Inc.
(AFC)                                                100% - OK                                           100% - OK
94.0% - NV 73-0966202                                73-1267299                                          73-1369092
====================================================================================================================================
                                                        American Fidelity Corp.
                                                               (AFC)
                                                         94.0% - NV 73-0966202
------------------------------------------------------------------------------------------------------------------------------------
Market Place               American Fidelity         American Mortgage &       Concourse C, Inc.         American Fidelity
Realty Corp.               Assurance Co. (AFA)       Investment Co.            100% - OK                 Property Co. (AFPC)
(MPRC)                     100% - OK                 (AMICO)                   73-1575531                100% - OK
100% - OK                  73-0714500                98.7% - OK                                          73-1290496
73-1160212                 NAIC #60410               73-1232134

Oklahoma City Angel In-    ASC Holding, L.L.C.       Apple Creek Apartments,   AF Apartments, Inc.       American Public Life Ins.
vestment Group, L.L.C.     75% - OK                  Inc.                      100% - OK                 Co.   100% - MS
100% - OK                  73-1528120                100% - OK                 73-1512985                64-0349942
73-1612531                                           73-1408485                                          NAIC #60801

American Fidelity
International Holdings,
Inc.   100% - OK
73-1421879
====================================================================================================================================
                                                       CELP Ltd. Agency, Inc.
                                                             100% - OK
                                                            73-1369092
------------------------------------------------------------------------------------------------------------------------------------
                                                     North American Insurance
                                                     Agency, Inc. (NAIA)
                                                     100% of Special Stock - OK
                                                     73-0687265
====================================================================================================================================
                                                     North American Insurance
                                                     Agency, Inc. (NAIA)
                                                     100% of Special Stock - OK
                                                     73-0687265
------------------------------------------------------------------------------------------------------------------------------------
Agar Ins. Agency, Inc.     North American Ins.       N.A.I.A. of Louisiana,    North American Ins.       North American Ins.
95.4% - OK                 Agency of Colorado, Inc.  Inc.                      Agency of New Mexico,     Agency of Tulsa, Inc.
73-0675989                 100% - CO                 100% - LA                 Inc.                      100% - OK
                           84-0599059                72-0761691                100% - NM                 73-0778755
                                                                               85-0441542

North American Ltd.        N.A.I.A. Ins. Agency,     Towe, Hester & Erwin,     Robert C. Bates, LLC
Agency, Inc.               Inc.                      LLC                       25% - OK
100% - OK                  100% - OK                 52% - OK                  FEIN N/A
73-1356772                 73-1527682                73-1615119
====================================================================================================================================
                                                *American Fidelity Assurance Co. (AFA)
                                                            100% - OK
                                                            73-0714500
                                                            NAIC #60410
------------------------------------------------------------------------------------------------------------------------------------
Senior Partners, LLC       American                  Balliet's, L.L.C.         American Fidelity         First Financial
50% - OK                   Fidelity                  45% - OK                  Ltd. Agency, Inc.         Securities of
73-1559624                 Securities,               73-1529608                (AFLA)                    America, Inc.
                           Inc. (AFS)                                          100% - OK                 100% - TX
                           100% - OK                                           73-1352430                76-0055292
                           73-0783902
====================================================================================================================================
                                                     American Public Life Ins. Co.
                                                              (APLICO)
                                                             100% - MS
                                                             64-0349942
                                                              NAIC #60801
------------------------------------------------------------------------------------------------------------------------------------
DentaCare Marketing &
Administration, Inc.
(DCM&A)
100% - LA
72-1251800
====================================================================================================================================
                                                         American Fidelity
                                                       International Holdings,
                                                          Inc.,  100%-OK
------------------------------------------------------------------------------------------------------------------------------------
American Fidelity Offshore
Invest., Ltd.
100% - Bermuda
NAIC - #20400
Reg. #EC20754
====================================================================================================================================
                                                     American Fidelity Offshore
                                                          Invest., Ltd.
                                                          100% - Bermuda
                                                           NAIC - #20400
                                                           Reg. #EC20754
------------------------------------------------------------------------------------------------------------------------------------
American Fidelity Inter-   American Fidelity         Mari El Development       American Fidelity
national (Bermuda) Ltd.    (China), Ltd.             Corporation Limited       (Cyprus), Ltd.
100% - Bermuda             93% - Bermuda             Republic of Cyprus        Republic of Cyprus
Reg. #28402                EC23647                   Reg. #7035                99%
                                                     51.3% - AFOI
====================================================================================================================================
                                                          American Fidelity
                                                           (China), Ltd.
                                                           93% - Bermuda
                                                              EC23647
------------------------------------------------------------------------------------------------------------------------------------
Pacific World
Holdings, Ltd.
55% - Labuan
====================================================================================================================================
                                                           Pacific World
                                                           Holdings, Ltd.
                                                            55% - Labuan
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Risk          PWG Insurance Brokers     Pacific World Global      Pacific World             Pacific World (Asia)
Consultants                PTE Ltd.                  Limited                   International Limited     Limited
30% - Thailand             100% - Singapore          100% - Labaun             100% - Labaun             100% - HongKong

PWG Sallmanns Limited      ACRH Holding Limited
50% - Labaun               50% - Labuan
====================================================================================================================================
                                                          American Fidelity
                                                           (Cyprus), Ltd.
                                                         Republic of Cyprus
                                                                 99%
------------------------------------------------------------------------------------------------------------------------------------
Soyuznik Ins. Co.
34% Russian Federation
====================================================================================================================================
                                                         Pacific World (Asia)
                                                              Limited
                                                           100% - HongKong
------------------------------------------------------------------------------------------------------------------------------------
PWG (M) Sdn Bhd            Pacific World Risk        Bain Dawes (M) Sdn Bhd    Inter-Pro Services Sdn    Finite Services Sdn Bhd
100% - Malaysia            Consultants               97.97% - Malaysia         Bhd                       100% - Malaysia
                           100% - Malaysia                                     100% - Malaysia

Asia Century Re Limited
50% - Labuan
====================================================================================================================================
                                                        Pacific World Risk
                                                           Consultants
                                                         100% - Malaysia
------------------------------------------------------------------------------------------------------------------------------------
PWG Resources Development
Sdn Bhd
100% - Malaysia
====================================================================================================================================
                                                       Senior Partners, LLC
                                                            50% - OK
                                                           73-1559624
------------------------------------------------------------------------------------------------------------------------------------
Bordeaux, LLC
75% - OK
73-1559626
====================================================================================================================================
                                                        American Fidelity
                                                       Limited Agency, Inc.
                                                             (AFLA)
                                                            100% - OK
                                                            73-1352430
------------------------------------------------------------------------------------------------------------------------------------
American Fidelity
General Agency, Inc.
(AFGA)
100% - OK
73-1352431
====================================================================================================================================
                                                          American Fidelity
                                                         General Agency, Inc.
                                                                (AFGA)
                                                              100% - OK
                                                              73-1352431
------------------------------------------------------------------------------------------------------------------------------------
American Fidelity General
Agency of Alabama, Inc.
100% - AL
74-2945370
====================================================================================================================================
                                                          Concourse C, Inc.
                                                             100% - OK
                                                             73-1575531
------------------------------------------------------------------------------------------------------------------------------------
Enrollcom, Inc.            Best Education Solutions,  Concourse Three, Inc.
100% - OK                  Inc.                       100% - OK
73-1575385                 100%-OK                    73-1583669
                           73-1583667
====================================================================================================================================
                                                  American Fidelity Property Co. (AFPC)
                                                              100% - OK
                                                              73-1290496
------------------------------------------------------------------------------------------------------------------------------------
Home Rentals, Inc.         Western Partners, LLC     Broadway Tech, LLC
100% - OK                  100% - OK                 100% - OK
73-1364266                 73-1544275
====================================================================================================================================
                                                          ASC Holding, L.L.C.
                                                              75% - OK
                                                             73-1528120
------------------------------------------------------------------------------------------------------------------------------------
InvesTrust, NA             Oklahoma@Data Services    Asset Services Co., LLC
100% - OK                  100% - OK                 100% - OK
73-1546867                 73-1590280                73-1547246
====================================================================================================================================

*        Insurance Company
**       Limited Partners are:  CWC 1980 Trusts, LBC 1980 Trust, JCC 1980 Trust, WMC/LLC Insurance Trusts, WMC/LLC Trust B
***      1% owned by FFB Holdings, Inc.

NOTE:    All of the above  organizations  are  corporations  that have the word Company,  Inc., or Corp.  The above organizations which have the letters L.L.C. or L.C. are limited liability companies.